UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08922

Mutual of America Institutional Funds, Inc.

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

James J. Roth

Chairman of the Board, President and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.3%)
Advance Auto Parts, Inc.	23	4,359
Amazon.com, Inc.*	123	62,962
AutoNation, Inc.*	27	1,571
AutoZone, Inc.*	10	7,238
Bed Bath & Beyond, Inc.*	55	3,136
Best Buy Co., Inc.	103	3,823
BorgWarner, Inc.	76	3,161
Cablevision Systems Corp. Cl A	69	2,240
CarMax, Inc.*	65	3,856
Carnival Corp.	150	7,455
CBS Corp. Cl B	143	5,706
Chipotle Mexican Grill, Inc.*	10	7,203
Coach, Inc.	94	2,719
Comcast Corp.	674	38,337
Comcast Corp. Cl A	113	6,468
D.R. Horton, Inc.	105	3,083
Darden Restaurants, Inc.	40	2,742
Delphi Automotive PLC	92	6,996
Discovery Communications, Inc. Cl A*	40	1,041
Discovery Communications, Inc. Cl C*	85	2,065
Disney (Walt) Co.	502	51,304
Dollar General Corp.	95	6,882
Dollar Tree, Inc.*	75	4,999
Expedia, Inc.	31	3,648
Ford Motor Co.	1,242	16,854
Fossil Group, Inc.*	10	559
GameStop Corp. Cl A	38	1,566
Gap, Inc.	71	2,024
Garmin Ltd.	31	1,112
General Motors Co.	452	13,569
Genuine Parts Co.	47	3,896
Goodyear Tire & Rubber Co.	91	2,669
H&R Block, Inc.	93	3,367
Hanesbrands, Inc.	129	3,733
Harley-Davidson, Inc.	62	3,404
Harman Int’l. Industries, Inc.	23	2,208
Hasbro, Inc.	36	2,597
Home Depot, Inc.	412	47,582
Interpublic Group of Cos., Inc.	137	2,621
Johnson Controls, Inc.	205	8,479
Kohl’s Corp.	67	3,103
L Brands, Inc.	85	7,661
Leggett & Platt, Inc.	39	1,609
Lennar Corp. Cl A	54	2,599
Lowe’s Cos., Inc.	296	20,400
Macy’s, Inc.	102	5,235
Marriott International, Inc. Cl A	64	4,365
Mattel, Inc.	120	2,527
McDonald’s Corp.	305	30,052
Michael Kors Hldgs. Ltd.*	64	2,703
Mohawk Industries, Inc.*	20	3,636
Netflix, Inc.*	135	13,940
Newell Rubbermaid, Inc.	91	3,614
News Corp. Cl A	129	1,628
News Corp. Cl B	42	538
NIKE, Inc. Cl B	219	26,930

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Nordstrom, Inc.	45	3,227
O’Reilly Automotive, Inc.*	32	8,000
Omnicom Group, Inc.	81	5,338
Priceline Group Inc.*	16	19,790
Pulte Homes, Inc.	107	2,019
PVH Corp.	25	2,549
Ralph Lauren Corp.	20	2,363
Ross Stores, Inc.	134	6,495
Royal Caribbean Cruises Ltd.	53	4,722
Scripps Networks Interactive, Inc. Cl A	31	1,525
Signet Jewelers Ltd.	25	3,403
Staples, Inc.	203	2,381
Starbucks Corp.	477	27,113
Starwood Hotels & Resorts	55	3,656
Target Corp.	202	15,889
TEGNA, Inc.	71	1,590
Tiffany & Co.	36	2,780
Time Warner Cable, Inc.	90	16,143
Time Warner, Inc.	265	18,219
TJX Cos., Inc.	218	15,570
Tractor Supply Co.	44	3,710
TripAdvisor, Inc.*	39	2,458
Twenty-First Century Fox, Inc.	144	3,898
Twenty-First Century Fox, Inc. Cl A	400	10,792
Under Armour, Inc. Cl A*	59	5,710
Urban Outfitters, Inc.*	37	1,087
V.F. Corp.	109	7,435
Viacom, Inc. Cl B	112	4,833
Whirlpool Corp.	26	3,829
Wyndham Worldwide Corp.	37	2,660
Wynn Resorts Ltd.	25	1,328
Yum! Brands, Inc.	138	11,033

		711,319

CONSUMER STAPLES (5.6%)
Altria Group, Inc.	634	34,490
Archer-Daniels-Midland Co.	193	8,000
Brown-Forman Corp. Cl B	35	3,392
Campbell Soup Co.	55	2,787
Clorox Co.	40	4,621
Coca-Cola Co.	1,256	50,391
Coca-Cola Enterprises, Inc.	69	3,336
Colgate-Palmolive Co.	290	18,403
ConAgra Foods, Inc.	143	5,793
Constellation Brands, Inc. Cl A	55	6,887
Costco Wholesale Corp.	141	20,384
CVS Health Corp.	359	34,636
Dr. Pepper Snapple Group, Inc.	64	5,059
Estee Lauder Cos., Inc. Cl A	71	5,728
General Mills, Inc.	195	10,945
Hershey Co.	48	4,410
Hormel Foods Corp.	45	2,849
J.M. Smucker Co.	33	3,765
Kellogg Co.	81	5,391
Keurig Green Mountain, Inc.	39	2,033
Kimberly-Clark Corp.	118	12,867
Kraft Heinz Co.	191	13,481
Kroger Co.	314	11,326
McCormick & Co., Inc.	41	3,369
Mead Johnson Nutrition Co.	66	4,646
Molson Coors Brewing Co. Cl B	54	4,483
Mondelez International, Inc. Cl A	515	21,563

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Monster Beverage Corp.*	49	6,622
PepsiCo, Inc.	473	44,604
Philip Morris Int’l., Inc.	499	39,586
Proctor & Gamble Co.	872	62,732
Reynolds American, Inc.	264	11,687
Sysco Corp.	184	7,170
Tyson Foods, Inc. Cl A	102	4,396
Wal-Mart Stores, Inc.	507	32,874
Walgreens Boots Alliance, Inc.	279	23,185
Whole Foods Market, Inc.	119	3,766

		541,657

ENERGY (3.9%)
Anadarko Petroleum Corp.	167	10,085
Apache Corp.	125	4,895
Baker Hughes, Inc.	145	7,546
Cabot Oil & Gas Corp.	141	3,082
Cameron International Corp.*	61	3,741
Chesapeake Energy Corp.	135	990
Chevron Corp.	608	47,959
Cimarex Energy Co.	31	3,177
Columbia Pipeline Group, Inc.	99	1,811
ConocoPhillips	398	19,088
CONSOL Energy, Inc.	85	833
Devon Energy Corp.	126	4,673
Diamond Offshore Drilling, Inc.	26	450
Ensco PLC Cl A	71	1,000
EOG Resources, Inc.	178	12,958
EQT Corp.	46	2,979
Exxon Mobil Corp.	1,346	100,075
FMC Technologies, Inc.*	67	2,077
Halliburton Co.	269	9,509
Helmerich & Payne, Inc.	34	1,607
Hess Corp.	74	3,704
Kinder Morgan, Inc.	581	16,082
Marathon Oil Corp.	211	3,249
Marathon Petroleum Corp.	178	8,247
Murphy Oil Corp.	61	1,476
National Oilwell Varco, Inc.	130	4,895
Newfield Exploration Co.*	50	1,645
Noble Energy, Inc.	137	4,135
Occidental Petroleum Corp.	249	16,471
ONEOK, Inc.	63	2,029
Phillips 66	156	11,987
Pioneer Natural Resources Co.	49	5,960
Range Resources Corp.	59	1,895
Schlumberger Ltd.	406	28,002
Southwestern Energy Co.*	114	1,447
Spectra Energy Corp.	218	5,727
Tesoro Corp.	41	3,987
Transocean Ltd.	111	1,434
Valero Energy Corp.	158	9,496
Williams Cos., Inc.	218	8,033

		378,436

FINANCIALS (12.1%)
ACE Ltd.	105	10,857
Affiliated Managers Group, Inc.*	18	3,078
Aflac, Inc.	137	7,964
Allstate Corp.	125	7,280
American Express Co.	271	20,089
American Int'l. Group, Inc.	416	23,637
American Tower Corp.	136	11,965

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Ameriprise Financial, Inc.	57	6,220
Aon PLC	92	8,152
Apartment Investment & Management Co. Cl A	46	1,703
Assurant, Inc.	22	1,738
AvalonBay Communities, Inc.	42	7,342
Bank of America Corp.	3,380	52,660
Bank of New York Mellon Corp.	358	14,016
BB&T Corp.	252	8,971
Berkshire Hathaway, Inc. Cl B*	604	78,762
BlackRock, Inc.	41	12,196
Boston Properties, Inc.	51	6,038
Capital One Financial Corp.	174	12,618
CBRE Group, Inc.*	100	3,200
Charles Schwab Corp.	387	11,053
Chubb Corp.	74	9,076
Cincinnati Financial Corp.	52	2,798
Citigroup, Inc.	964	47,824
CME Group, Inc.	110	10,201
Comerica, Inc.	56	2,302
Crown Castle Int'l. Corp.	108	8,518
Discover Financial Svcs.	139	7,227
E*Trade Financial Corp.*	86	2,264
Equinix, Inc.	18	4,921
Equity Residential	115	8,639
Essex Property Trust, Inc.	20	4,468
Fifth Third Bancorp	264	4,992
Franklin Resources, Inc.	128	4,769
General Growth Pptys., Inc.	194	5,038
Genworth Financial, Inc.*	115	531
Goldman Sachs Group, Inc.	129	22,415
Hartford Financial Svcs. Group, Inc.	137	6,272
HCP, Inc.	156	5,811
Host Hotels & Resorts, Inc.	233	3,684
Hudson City Bancorp, Inc.	181	1,841
Huntington Bancshares, Inc.	268	2,841
Intercontinental Exchange, Inc.	36	8,460
Invesco Ltd.	137	4,279
Iron Mountain, Inc.	57	1,768
iShares Core S&P 500 ETF	1,460	281,355
JPMorgan Chase & Co.	1,190	72,554
KeyCorp	259	3,370
Kimco Realty Corp.	139	3,396
Legg Mason, Inc.	38	1,581
Leucadia National Corp.	108	2,188
Lincoln National Corp.	81	3,844
Loews Corp.	94	3,397
M&T Bank Corp.	42	5,122
Marsh & McLennan Cos., Inc.	168	8,773
McGraw-Hill Financial, Inc.	90	7,785
MetLife, Inc.	359	16,927
Moody's Corp.	55	5,401
Morgan Stanley	489	15,404
Nasdaq, Inc.	34	1,813
Navient Corp.	132	1,484
Northern Trust Corp.	74	5,044
People's United Financial, Inc.	110	1,730
Plum Creek Timber Co., Inc.	56	2,213
PNC Financial Svcs. Grp., Inc.	165	14,718
Principal Financial Grp., Inc.	92	4,355
Progressive Corp.	181	5,546
ProLogis, Inc.	174	6,769

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Prudential Financial, Inc.	145	11,050
Public Storage	47	9,947
Realty Income Corp.	81	3,839
Regions Financial Corp.	434	3,910
Simon Property Group, Inc.	100	18,372
SL Green Realty Corp	31	3,353
State Street Corp.	128	8,603
SunTrust Banks, Inc.	163	6,233
T. Rowe Price Group, Inc.	80	5,560
The Macerich Co.	44	3,380
Torchmark Corp.	40	2,256
Travelers Cos., Inc.	101	10,053
U.S. Bancorp	532	21,817
Unum Group	87	2,791
Ventas, Inc.	108	6,054
Vornado Realty Trust	55	4,973
Wells Fargo & Co.	1,505	77,282
Welltower, Inc.	115	7,788
Weyerhaeuser Co.	157	4,292
XL Group PLC	90	3,269
Zions Bancorporation	62	1,707

		1,181,776

HEALTH CARE (8.2%)
Abbott Laboratories	485	19,507
AbbVie, Inc.	535	29,109
Aetna, Inc.	110	12,035
Agilent Technologies, Inc.	108	3,708
Alexion Pharmaceuticals, Inc.*	73	11,416
Allergan PLC*	126	34,158
AmerisourceBergen Corp.	68	6,459
Amgen, Inc.	245	33,888
Anthem, Inc.	83	11,620
Bard (C.R.), Inc.	23	4,285
Baxalta, Inc.	180	5,672
Baxter International, Inc.	171	5,617
Becton, Dickinson & Co.	68	9,021
BIOGEN, Inc.*	76	22,178
Boston Scientific Corp.*	429	7,040
Bristol-Myers Squibb Co.	535	31,672
Cardinal Health, Inc.	106	8,143
Celgene Corp.*	253	27,367
Cerner Corp.*	96	5,756
CIGNA Corp.	83	11,207
DaVita HealthCare Partners, Inc.*	52	3,761
DENTSPLY International, Inc.	42	2,124
Edwards Lifesciences Corp.*	35	4,976
Endo International PLC*	68	4,711
Express Scripts Hldg. Co.*	218	17,649
Gilead Sciences, Inc.	475	46,640
HCA Hldgs., Inc.*	105	8,123
Humana, Inc.	48	8,592
Intuitive Surgical, Inc.*	11	5,055
Johnson & Johnson	889	82,988
Laboratory Corp. of America Hldgs.*	32	3,471
Lilly (Eli) & Co.	313	26,195
Mallinckrodt PLC*	40	2,558
McKesson Corp.	76	14,062
Medtronic PLC	455	30,458
Merck & Co., Inc.	908	44,846
Mylan N.V.*	136	5,475
Patterson Cos., Inc.	25	1,081

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

PerkinElmer, Inc.	35	1,609
Perrigo Co. PLC	47	7,392
Pfizer, Inc.	1,981	62,223
Quest Diagnostics, Inc.	49	3,012
Regeneron Pharmaceuticals, Inc.*	25	11,629
Schein (Henry), Inc.*	28	3,716
St. Jude Medical, Inc.	90	5,678
Stryker Corp.	100	9,410
Tenet Healthcare Corp.*	36	1,329
Thermo Fisher Scientific, Inc.	128	15,652
UnitedHealth Group, Inc.	308	35,731
Universal Health Svcs., Inc. Cl B	29	3,619
Varian Medical Systems, Inc.*	29	2,140
Vertex Pharmaceuticals, Inc.*	78	8,123
Waters Corp.*	27	3,192
Zimmer Biomet Hldgs., Inc.	56	5,260
Zoetis, Inc.	148	6,095

		798,433

INDUSTRIALS (5.6%)
3M Co.	200	28,354
Allegion PLC	28	1,614
American Airlines Group, Inc.	217	8,426
AMETEK, Inc.	75	3,924
Boeing Co.	204	26,714
Caterpillar, Inc.	193	12,614
Cintas Corp.	26	2,230
CSX Corp.	313	8,420
Cummins, Inc.	53	5,755
Danaher Corp.	194	16,531
Deere & Co.	98	7,252
Delta Air Lines, Inc.	250	11,218
Dover Corp.	54	3,088
Dun & Bradstreet Corp.	11	1,155
Eaton Corp. PLC	148	7,592
Emerson Electric Co.	208	9,187
Equifax, Inc.	39	3,790
Expeditors Int’l. of Wash.	60	2,823
Fastenal Co.	89	3,258
FedEx Corp.	84	12,094
Flowserve Corp.	40	1,646
Fluor Corp.	51	2,160
General Dynamics Corp.	96	13,243
General Electric Co.	3,251	81,990
Grainger (W.W.), Inc.	20	4,300
Honeywell International, Inc.	253	23,957
Hunt (J.B.) Transport Svcs., Inc.	29	2,071
Illinois Tool Works, Inc.	106	8,725
Ingersoll-Rand PLC	81	4,112
Jacobs Engineering Group, Inc.*	43	1,609
Joy Global, Inc.	31	463
Kansas City Southern	35	3,181
L-3 Communications Hldgs., Inc.	26	2,718
Lockheed Martin Corp.	87	18,036
Masco Corp.	103	2,594
Nielsen Hldgs. PLC	119	5,292
Norfolk Southern Corp.	98	7,487
Northrop Grumman Corp.	60	9,957
PACCAR, Inc.	117	6,104
Parker Hannifin Corp.	44	4,281
Pentair PLC	55	2,807
Pitney Bowes, Inc.	55	1,092

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Precision Castparts Corp.	44	10,107
Quanta Services, Inc.*	68	1,646
Raytheon Co.	96	10,489
Republic Services, Inc.	82	3,378
Robert Half Int'l., Inc.	43	2,200
Robinson (C.H.) Worldwide, Inc.	49	3,321
Rockwell Automation, Inc.	43	4,363
Rockwell Collins, Inc.	40	3,274
Roper Technologies, Inc.	32	5,014
Ryder System, Inc.	20	1,481
Snap-on, Inc.	18	2,717
Southwest Airlines Co.	214	8,141
Stanley Black & Decker, Inc.	49	4,752
Stericycle, Inc.*	28	3,901
Textron, Inc.	84	3,162
The ADT Corp.	53	1,585
Tyco International PLC	140	4,684
Union Pacific Corp.	278	24,578
United Continental Hldgs., Inc*	120	6,366
United Parcel Service, Inc. Cl B	224	22,107
United Rentals, Inc.*	33	1,982
United Technologies Corp.	267	23,760
Waste Management, Inc.	135	6,724
Xylem, Inc.	52	1,708

		545,304

INFORMATION TECHNOLOGY (11.4%)
Accenture Ltd. Cl A	200	19,652
Activision Blizzard, Inc.	163	5,035
Adobe Systems, Inc.*	162	13,320
Akamai Technologies, Inc.*	61	4,213
Alliance Data Systems Corp.*	20	5,180
Altera Corp.	99	4,958
Amphenol Corp. Cl A	96	4,892
Analog Devices, Inc.	99	5,585
Apple, Inc.	1,836	202,515
Applied Materials, Inc.	384	5,641
Autodesk, Inc.*	72	3,178
Automatic Data Processing, Inc.	148	11,893
Avago Technologies Ltd.	83	10,376
Broadcom Corp. Cl A	180	9,257
CA, Inc.	101	2,757
Cisco Systems, Inc.	1,637	42,971
Citrix Systems, Inc.*	53	3,672
Cognizant Technology Solutions*	197	12,334
Computer Sciences Corp.	45	2,762
Corning, Inc.	407	6,968
eBay, Inc.*	364	8,896
Electronic Arts, Inc.*	102	6,911
EMC Corp.	623	15,052
F5 Networks, Inc.*	23	2,663
Facebook, Inc. Cl A*	726	65,267
Fidelity Nat’l. Information Svcs., Inc.	90	6,037
First Solar, Inc.*	24	1,026
Fiserv, Inc.*	76	6,582
FLIR Systems, Inc.	40	1,120
Google, Inc. Cl A*	93	59,368
Google, Inc. Cl C*	95	57,800
Harris Corp.	38	2,780
Hewlett-Packard Co.	581	14,879
Int’l. Business Machines Corp.	289	41,896
Intel Corp.	1,526	45,994

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Intuit, Inc.	91	8,076
Juniper Networks, Inc.	109	2,802
KLA-Tencor Corp.	54	2,700
Lam Research Corp.	54	3,528
Linear Technology Corp.	82	3,309
MasterCard, Inc. Cl A	318	28,658
Microchip Technology, Inc.	65	2,801
Micron Technology, Inc.*	357	5,348
Microsoft Corp.	2,568	113,660
Motorola Solutions, Inc.	50	3,419
NetApp, Inc.	89	2,634
NVIDIA Corp.	167	4,117
Oracle Corp.	1,046	37,782
Paychex, Inc.	107	5,096
PayPal Hldgs., Inc.*	353	10,957
Qorvo, Inc.*	44	1,982
QUALCOMM, Inc.	501	26,919
Red Hat, Inc.*	56	4,025
Salesforce.com, inc.*	201	13,955
SanDisk Corp.	64	3,477
Seagate Technology PLC	96	4,301
Skyworks Solutions, Inc.	62	5,221
Symantec Corp.	219	4,264
TE Connectivity Ltd.	128	7,666
Teradata Corp.*	39	1,129
Texas Instruments, Inc.	335	16,589
Total System Services, Inc.	59	2,680
VeriSign, Inc.*	32	2,258
Visa, Inc. Cl A	625	43,538
Western Digital Corp.	71	5,640
Western Union Co.	150	2,754
Xerox Corp.	322	3,133
Xilinx, Inc.	79	3,350
Yahoo!, Inc.*	274	7,921

		1,109,119

MATERIALS (1.6%)
Air Products & Chemicals, Inc.	62	7,910
Airgas, Inc.	23	2,055
Alcoa, Inc.	393	3,796
Avery Dennison Corp.	28	1,584
Ball Corp.	42	2,612
CF Industries Hldgs., Inc.	75	3,368
Dow Chemical Co.	370	15,688
Du Pont (E.I.) de Nemours & Co.	292	14,074
Eastman Chemical Co.	48	3,107
Ecolab, Inc.	85	9,326
FMC Corp.	43	1,458
Freeport-McMoRan Copper & Gold, Inc.	365	3,537
Int'l. Flavors & Fragrances, Inc.	26	2,685
International Paper Co.	136	5,139
LyondellBasell Inds. N.V. Cl A	119	9,920
Martin Marietta Materials, Inc.	22	3,343
Monsanto Co.	151	12,886
Newmont Mining Corp.	163	2,619
Nucor Corp.	97	3,642
Owens-Illinois, Inc.*	52	1,077
PPG Industries, Inc.	89	7,804
Praxair, Inc.	91	9,269
Sealed Air Corp.	67	3,141
Sherwin-Williams Co.	25	5,570
Sigma-Aldrich Corp.	39	5,418

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

The Mosaic Co.	103	3,204
Vulcan Materials Co.	44	3,925
WestRock Co.	88	4,527

		152,684

TELECOMMUNICATION SERVICES (1.4%)
AT&T, Inc.	1,970	64,183
CenturyLink, Inc.	174	4,371
Frontier Communications Corp.	325	1,544
Level 3 Communications, Inc.*	98	4,282
Verizon Communications, Inc.	1,305	56,781

		131,161

UTILITIES (1.8%)
AES Corp.	203	1,987
AGL Resources, Inc.	37	2,258
Ameren Corp.	82	3,466
American Electric Power Co., Inc.	159	9,041
CenterPoint Energy, Inc.	152	2,742
CMS Energy Corp.	83	2,932
Consolidated Edison, Inc.	94	6,284
Dominion Resources, Inc.	192	13,513
DTE Energy Co.	57	4,581
Duke Energy Corp.	224	16,115
Edison International	108	6,812
Entergy Corp.	60	3,906
Eversource Energy	104	5,264
Exelon Corp.	269	7,989
FirstEnergy Corp.	141	4,415
NextEra Energy, Inc.	147	14,340
NiSource, Inc.	96	1,781
NRG Energy, Inc.	120	1,782
Pepco Hldgs., Inc.	72	1,744
PG&E Corp.	154	8,131
Pinnacle West Capital Corp.	35	2,245
PPL Corp.	216	7,104
Public Svc. Enterprise Group, Inc.	165	6,956
SCANA Corp.	43	2,419
Sempra Energy	78	7,544
Southern Co.	292	13,052
TECO Energy, Inc.	83	2,180
WEC Energy Group, Inc.	101	5,274
Xcel Energy, Inc.	164	5,807

		171,664

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $4,621,925) 58.9%		5,721,553

TOTAL INDEXED ASSETS (Cost: $4,621,925) 58.9%		5,721,553

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.8%)
2U, Inc.*	174	6,247
Amazon.com, Inc.*	76	38,904
AutoZone, Inc.*	20	14,477
Bassett Furniture Industries, Inc.	708	19,718
Carmike Cinemas, Inc.*	613	12,316
CST Brands, Inc.	757	25,480
Diamond Resorts Int'l., Inc.*	1,476	34,524
Discovery Communications, Inc. Cl A*	119	3,098

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Discovery Communications, Inc. Cl C*	119	2,891
Disney (Walt) Co.	354	36,179
Dollar Tree, Inc.*	87	5,799
Drew Industries, Inc.	126	6,881
Eros International PLC*	312	8,483
Five Below, Inc.*	288	9,671
Ford Motor Co.	530	7,192
FTD Companies, Inc.*	141	4,202
General Motors Co.	578	17,352
Haverty Furniture Cos., Inc.	515	12,092
Home Depot, Inc.	238	27,487
Houghton Mifflin Harcourt Co.*	1,162	23,600
HSN, Inc.	97	5,552
Intrawest Resorts Hldgs., Inc.*	957	8,287
Johnson Controls, Inc.	131	5,418
Macy’s, Inc.	243	12,471
McDonald’s Corp.	201	19,805
Panera Bread Co. Cl A*	30	5,802
Performance Sports Group Ltd.*	603	8,092
Popeyes Louisiana Kitchen, Inc.*	149	8,398
Priceline Group Inc.*	7	8,658
Red Robin Gourmet Burgers, Inc.*	120	9,089
Ruby Tuesday, Inc.*	972	6,036
Select Comfort Corp.*	853	18,664
Sotheby’s	96	3,070
Stage Stores, Inc.	240	2,362
Starbucks Corp.	526	29,898
Steve Madden Ltd.*	314	11,499
Target Corp.	243	19,114
The Men’s Wearhouse, Inc.	448	19,049
Time Warner Cable, Inc.	133	23,856
Time Warner, Inc.	224	15,400
Viacom, Inc. Cl B	160	6,904
Vista Outdoor, Inc.*	167	7,420

		571,437

CONSUMER STAPLES (2.4%)
Boston Beer Co., Inc. Cl A*	18	3,791
Coca-Cola Co.	336	13,480
Colgate-Palmolive Co.	187	11,867
Constellation Brands, Inc. Cl A	198	24,792
Crimson Wine Group Ltd.*	1,308	11,837
Estee Lauder Cos., Inc. Cl A	178	14,361
Farmer Brothers Co.*	333	9,074
Mead Johnson Nutrition Co.	75	5,280
Mondelez International, Inc. Cl A	277	11,598
PepsiCo, Inc.	221	20,840
Philip Morris Int’l., Inc.	145	11,503
Proctor & Gamble Co.	377	27,121
Sysco Corp.	268	10,444
Tyson Foods, Inc. Cl A	226	9,741
Vector Group Ltd.	354	8,002
Village Super Market, Inc. Cl A	243	5,737
Wal-Mart Stores, Inc.	310	20,100
WD-40 Co.	120	10,688

		230,256

ENERGY (1.8%)
Abraxas Petroleum Corp.*	1,090	1,395
Anadarko Petroleum Corp.	170	10,266
Apache Corp.	117	4,582
C&J Energy Services Ltd.*	240	845
Carrizo Oil and Gas, Inc.*	129	3,940

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Chevron Corp.	155	12,226
EOG Resources, Inc.	168	12,230
Exxon Mobil Corp.	633	47,061
Halliburton Co.	390	13,787
Hess Corp.	112	5,607
Matador Resources Co.*	320	6,637
Matrix Service Co.*	113	2,539
National Oilwell Varco, Inc.	176	6,626
Noble Energy, Inc.	301	9,084
Occidental Petroleum Corp.	184	12,172
PBF Energy, Inc.	576	16,260
PDC Energy, Inc.*	120	6,361
Range Resources Corp.	98	3,148
Synergy Resources Corp.*	522	5,116

		179,882

FINANCIALS (7.9%)
Agree Realty Corp.	72	2,149
Alexander’s, Inc.	9	3,366
American Int’l. Group, Inc.	353	20,057
Aon PLC	114	10,102
Ashford Hospitality Prime, Inc.	214	3,002
Ashford Hospitality Trust, Inc.	347	2,117
Aspen Insurance Hldgs. Ltd.	189	8,783
BancFirst Corp.	137	8,645
Bank of America Corp.	1,306	20,347
Bank of Marin Bancorp	113	5,423
Bank of the Ozarks, Inc.	110	4,814
Banner Corp.	228	10,892
Berkshire Hathaway, Inc. Cl B*	148	19,299
Brookline Bancorp, Inc.	849	8,609
Bryn Mawr Bank Corp.	244	7,581
Capital One Financial Corp.	351	25,455
Charter Financial Corp.	421	5,338
Chatham Lodging Trust	342	7,346
Chesapeake Lodging Trust	540	14,073
Citigroup, Inc.	344	17,066
Colony Capital, Inc. Cl A	270	5,281
Columbia Banking System, Inc.	96	2,996
Comerica, Inc.	246	10,111
Customers Bancorp, Inc.*	342	8,789
Dime Community Bancshares	411	6,946
Eagle Bancorp, Inc.*	147	6,689
Easterly Acquisition Corp.*	740	7,437
Easterly Government Pptys.	490	7,816
EastGroup Properties, Inc.	60	3,251
Ellington Financial LLC	754	13,482
Enterprise Financial Svcs. Corp.	263	6,620
Equity Lifestyle Properties, Inc.	150	8,786
FBR & Co.	123	2,512
FelCor Lodging Trust, Inc.	1,361	9,622
First Connecticut Bancorp, Inc.	141	2,273
First Interstate BancSytem, Inc.	282	7,851
Flushing Financial Corp.	250	5,005
Forest City Enterprises, Inc. Cl A*	616	12,400
Franklin Resources, Inc.	136	5,067
Glacier Bancorp, Inc.	329	8,682
Goldman Sachs Group, Inc.	120	20,851
Hanmi Financial Corp.	181	4,561
Heritage Financial Corp.	381	7,170
Highwoods Properties, Inc.	271	10,501
Host Hotels & Resorts, Inc.	489	7,731

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Investors Bancorp, Inc.	1,750	21,595
iShares Micro-Cap ETF	43	2,999
iShares Russell 2000 Value ETF	99	8,920
Janus Capital Group, Inc.	371	5,046
JPMorgan Chase & Co.	777	47,374
Marlin Business Svcs. Corp.	391	6,017
MB Financial, Inc.	150	4,896
MetLife, Inc.	354	16,691
Northfield Bancorp, Inc.	633	9,628
Pace Hldgs. Corp.*	730	7,483
Parkway Properties, Inc.	316	4,917
Pennsylvania REIT	379	7,516
Pinnacle Financial Partners, Inc.	85	4,200
PNC Financial Svcs. Grp., Inc.	153	13,648
PrivateBancorp, Inc.	282	10,809
Prosperity Bancshares, Inc.	124	6,090
QTS Realty Trust, Inc.	225	9,830
Sabra Health Care REIT, Inc.	328	7,603
Safety Insurance Group, Inc.	218	11,805
Selective Insurance Group, Inc.	216	6,709
Silvercrest Asset Mgmt. Group, Inc. Cl A	231	2,497
Simon Property Group, Inc.	127	23,332
Sovran Self Storage, Inc.	47	4,432
Starwood Property Trust, Inc.	231	4,740
Stifel Financial Corp.*	153	6,441
Stock Yards Bancorp, Inc.	324	11,777
SVB Financial Group*	144	16,638
Symetra Financial Corp.	671	21,230
Terreno Realty Corp.	257	5,047
The GEO Group, Inc.	188	5,591
UMB Financial Corp.	91	4,624
Urstadt Biddle Pptys., Inc. Cl A	209	3,917
Wells Fargo & Co.	757	38,872
Zions Bancorporation	338	9,309

		769,117

HEALTH CARE (6.0%)
Abbott Laboratories	364	14,640
Abiomed, Inc.*	149	13,821
Acadia Healthcare Co., Inc.*	130	8,615
ACADIA Pharmaceuticals, Inc.*	183	6,052
Acceleron Pharma, Inc.*	100	2,490
Acorda Therapeutics, Inc.*	155	4,109
Agios Pharmaceuticals, Inc.*	40	2,824
Aimmune Therapeutics, Inc.*	95	2,405
Albany Molecular Research, Inc.*	345	6,009
Allergan PLC*	71	19,388
Alnylam Pharmaceuticals, Inc.*	50	4,018
Amsurg Corp.*	40	3,108
Anacor Pharmaceuticals, Inc.*	55	6,474
Ani Pharmaceuticals, Inc.*	70	2,766
Anika Therapeutics, Inc.*	178	5,666
BIOGEN, Inc.*	51	14,882
BioSpecifics Technologies Corp.*	132	5,747
Cambrex Corp.*	81	3,214
Cardiovascular Systems, Inc.*	145	2,297
Catalent, Inc.*	121	2,940
Celgene Corp.*	331	35,804
Cepheid, Inc.*	130	5,876
Cerner Corp.*	95	5,696
Clovis Oncology, Inc.*	40	3,678
Computer Programs & Systems, Inc.	41	1,727

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

DexCom, Inc.*	115	9,874
Dyax Corp.*	192	3,665
Emergent Biosolutions, Inc.*	442	12,592
Ensign Group, Inc.	212	9,038
Entellus Medical, Inc.*	60	1,081
Exact Sciences Corp.*	289	5,199
Express Scripts Hldg. Co.*	150	12,144
Gilead Sciences, Inc.	292	28,671
GW Pharmaceuticals PLC ADR*	22	2,010
Harvard Bioscience, Inc.*	1,051	3,973
Humana, Inc.	52	9,308
Insulet Corp.*	183	4,742
Intersect ENT, Inc.*	120	2,808
Karyopharm Therapeutics, Inc.*	124	1,306
Kindred Healthcare, Inc.	174	2,741
Kite Pharma, Inc.*	35	1,949
Lannett Co., Inc.*	88	3,654
McKesson Corp.	64	11,842
Medicines Co.*	108	4,100
Medidata Solutions, Inc.*	108	4,548
Medtronic PLC	273	18,275
Merck & Co., Inc.	546	26,967
Mylan N.V.*	530	21,338
Neogen Corp.*	108	4,859
Neurocrine Biosciences, Inc.*	166	6,605
NuVasive, Inc.*	55	2,652
Omeros Corp.*	266	2,915
Omnicell, Inc.*	269	8,366
OSI Pharmaceuticals, Inc. - rights*	131	1
Pacific Biosciences of CA, Inc.*	524	1,918
Pacira Pharmaceuticals, Inc.*	67	2,754
PAREXEL International Corp.*	112	6,935
Pfizer, Inc.	1,270	39,891
PTC Therapeutics, Inc.*	40	1,068
QLT, Inc.*	1,551	4,126
Radius Health, Inc.*	71	4,921
Rigel Pharmaceuticals, Inc.*	372	919
Sarepta Therapeutics, Inc.*	136	4,367
Sorrento Therapeutics, Inc.*	311	2,609
St. Jude Medical, Inc.	102	6,435
STAAR Surgical Co.*	509	3,950
Stryker Corp.	133	12,515
Supernus Pharmaceuticals, Inc.*	1,266	17,762
Team Health Hldgs., Inc.*	153	8,267
TESARO, Inc.*	45	1,805
Ultragenyx Pharmaceutical, Inc.*	77	7,416
UnitedHealth Group, Inc.	153	17,750
Universal American Corp.*	400	2,736
Vertex Pharmaceuticals, Inc.*	64	6,665
WellCare Health Plans, Inc.*	124	10,686
Wright Medical Group, Inc.*	303	6,369

		583,333

INDUSTRIALS (4.5%)
Alaska Air Group, Inc.	172	13,665
Allegiant Travel Co.	60	12,975
Astronics Corp.*	307	12,412
AZZ, Inc.	501	24,394
Blount International, Inc.*	343	1,911
Boeing Co.	186	24,357
CEB, Inc.	96	6,561
Covenant Transport, Inc. Cl A*	290	5,211

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Cummins, Inc.	133	14,441
Delta Air Lines, Inc.	299	13,416
Deluxe Corp.	160	8,918
Encore Wire Corp.	267	8,723
EnPro Industries, Inc.	224	8,774
Expeditors Int'l. of Wash.	244	11,480
FedEx Corp.	133	19,149
Forward Air Corp.	140	5,809
Generac Hldgs., Inc.*	150	4,514
General Electric Co.	1,975	49,810
Healthcare Svcs. Group, Inc.	291	9,807
Miller (Herman), Inc.	164	4,730
Miller Industries, Inc.	657	12,838
Mueller Industries, Inc.	813	24,049
Mueller Water Products, Inc. Cl A	997	7,637
Old Dominion Freight Line, Inc.*	177	10,797
Orbital ATK, Inc.	180	12,937
Roper Technologies, Inc.	264	41,369
Steelcase, Inc.	414	7,622
Sun Hydraulics Corp.	263	7,225
Teledyne Technologies, Inc.*	96	8,669
The Advisory Board Co.*	217	9,882
Trex Co., Inc.*	276	9,199
Tyco International PLC	233	7,796
Union Pacific Corp.	187	16,533
Uti Worldwide, Inc.*	877	4,025

		441,635

INFORMATION TECHNOLOGY (7.3%)
Aerohive Networks, Inc.*	555	3,319
Ambarella, Inc.*	120	6,935
Analog Devices, Inc.	148	8,349
Anixter International, Inc.*	75	4,334
Apple, Inc.	722	79,632
ARRIS Group, Inc.*	240	6,233
Automatic Data Processing, Inc.	159	12,777
Blackhawk Network Hldgs., Inc.*	157	6,655
Broadcom Corp. Cl A	186	9,566
CalAmp Corp.*	820	13,194
Cavium, Inc.*	173	10,617
Cirrus Logic, Inc.*	72	2,269
Cisco Systems, Inc.	703	18,454
Cognex Corp	80	2,750
comScore, Inc.*	196	9,045
Cornerstone OnDemand, Inc.*	90	2,970
CyberArk Software Ltd.*	84	4,212
DTS, Inc.*	148	3,952
Envestnet, Inc.*	80	2,398
Euronet Worldwide, Inc.*	72	5,334
F5 Networks, Inc.*	46	5,327
Facebook, Inc. Cl A*	254	22,835
FARO Technologies, Inc.*	235	8,225
Globant SA*	184	5,629
Google, Inc. Cl A*	35	22,343
Google, Inc. Cl C*	35	21,295
Guidewire Software, Inc.*	97	5,100
Hortonworks, Inc.*	95	2,080
Imation Corp.*	672	1,431
Imperva, Inc.*	178	11,655
Intel Corp.	361	10,881
j2 Global, Inc.	93	6,589
KLA-Tencor Corp.	78	3,900

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

LogMeIn, Inc.*	239	16,290
Manhattan Associates, Inc.*	143	8,909
MasterCard, Inc. Cl A	196	17,664
MAXIMUS, Inc.	115	6,849
MaxLinear, Inc. Cl A*	1,067	13,273
Micron Technology, Inc.*	260	3,895
Microsoft Corp.	809	35,801
MKS Instruments, Inc.	171	5,734
Monolithic Power Systems, Inc.	235	12,032
Nanometrics, Inc.*	177	2,149
NeuStar, Inc. Cl A*	285	7,755
New Relic, Inc.*	133	5,069
Nimble Storage, Inc.*	254	6,126
Nova Measuring Instruments Ltd.*	339	3,261
Oracle Corp.	503	18,168
Paycom Software, Inc.*	135	4,848
Perficient, Inc.*	171	2,639
Plexus Corp.*	94	3,627
Proofpoint, Inc.*	372	22,439
Qlik Technologies, Inc.*	301	10,971
QLogic Corp.*	422	4,326
QUALCOMM, Inc.	287	15,421
Richardson Electronics Ltd.	1,452	8,552
Rogers Corp.*	224	11,912
Ruckus Wireless, Inc.*	735	8,732
Salesforce.com, inc.*	448	31,105
Synaptics, Inc.*	52	4,288
Synchronoss Technologies, Inc.*	125	4,100
SYNNEX Corp.	122	10,377
Teradata Corp.*	147	4,257
Texas Instruments, Inc.	174	8,616
Tyler Technologies, Inc.*	55	8,212
Verint Systems, Inc.*	106	4,574
Virtusa Corp.*	96	4,926
Western Digital Corp.	211	16,762
Xura, Inc.*	310	6,938
Yahoo!, Inc.*	276	7,979

		708,861

MATERIALS (1.3%)
A. Schulman, Inc.	255	8,280
Ball Corp.	210	13,062
Boise Cascade Co.*	188	4,741
Calgon Carbon Corp.	320	4,986
CF Industries Hldgs., Inc.	185	8,307
Dow Chemical Co.	283	11,999
Eastman Chemical Co.	224	14,497
Ferro Corp.*	555	6,077
FMC Corp.	67	2,272
Freeport-McMoRan Copper & Gold, Inc.	289	2,800
Kaiser Aluminum Corp.	255	20,464
Kraton Performance Polymers, Inc.*	320	5,728
PolyOne Corp.	200	5,868
Schnitzer Steel Industries, Inc. Cl A	166	2,248
Silgan Hldgs., Inc.	192	9,992

		121,321

TELECOMMUNICATION SERVICES (0.7%)
AT&T, Inc.	676	22,024
Consolidated Comms. Hldgs., Inc.	218	4,201
IDT Corp. Cl B	41	586
inContact, Inc.*	1,166	8,757
ORBCOMM, Inc.*	1,690	9,430

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Shenandoah Telecommunications Co.	188	8,048
Verizon Communications, Inc.	290	12,618

		65,664

UTILITIES (1.3%)
Ameren Corp.	76	3,213
Avista Corp.	267	8,878
Black Hills Corp.	106	4,382
Dominion Resources, Inc.	241	16,962
Edison International	140	8,830
Idacorp, Inc.	175	11,324
Northwest Natural Gas Co.	363	16,640
NorthWestern Corp.	121	6,513
PNM Resources, Inc.	309	8,667
Portland General Electric Co.	195	7,209
PPL Corp.	154	5,065
Public Svc. Enterprise Group, Inc.	273	11,510
Sempra Energy	129	12,477

		121,670

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $3,180,928) 39.0%		3,793,176

TOTAL ACTIVE ASSETS (Cost: $3,180,928) 39.0%		3,793,176

TOTAL INVESTMENTS (Cost: $7,802,853) 97.9%		9,514,729

OTHER NET ASSETS 2.1%		204,757

NET ASSETS 100.0%		$9,719,486

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.5%)
Advance Auto Parts, Inc.	121	22,933
Amazon.com, Inc.*	670	342,966
AutoNation, Inc.*	149	8,669
AutoZone, Inc.*	55	39,811
Bed Bath & Beyond, Inc.*	299	17,049
Best Buy Co., Inc.	562	20,861
BorgWarner, Inc.	418	17,385
Cablevision Systems Corp. Cl A	371	12,046
CarMax, Inc.*	349	20,703
Carnival Corp.	816	40,555
CBS Corp. Cl B	777	31,002
Chipotle Mexican Grill, Inc.*	54	38,894
Coach, Inc.	514	14,870
Comcast Corp.	3,660	208,181
Comcast Corp. Cl A	619	35,432
D.R. Horton, Inc.	567	16,647
Darden Restaurants, Inc.	217	14,873
Delphi Automotive PLC	505	38,400
Discovery Communications, Inc. Cl A*	217	5,649
Discovery Communications, Inc. Cl C*	466	11,319
Disney (Walt) Co.	2,725	278,495
Dollar General Corp.	514	37,234
Dollar Tree, Inc.*	407	27,131
Expedia, Inc.	165	19,417
Ford Motor Co.	6,745	91,530
Fossil Group, Inc.*	52	2,906
GameStop Corp. Cl A	211	8,695
Gap, Inc.	382	10,887
Garmin Ltd.	166	5,956
General Motors Co.	2,461	73,879
Genuine Parts Co.	254	21,054
Goodyear Tire & Rubber Co.	496	14,548
H&R Block, Inc.	510	18,462
Hanesbrands, Inc.	697	20,171
Harley-Davidson, Inc.	333	18,282
Harman Int’l. Industries, Inc.	120	11,519
Hasbro, Inc.	196	14,139
Home Depot, Inc.	2,238	258,467
Interpublic Group of Cos., Inc.	744	14,233
Johnson Controls, Inc.	1,112	45,992
Kohl’s Corp.	365	16,903
L Brands, Inc.	462	41,640
Leggett & Platt, Inc.	207	8,539
Lennar Corp. Cl A	289	13,910
Lowe’s Cos., Inc.	1,608	110,823
Macy’s, Inc.	554	28,431
Marriott International, Inc. Cl A	347	23,665
Mattel, Inc.	653	13,752
McDonald’s Corp.	1,655	163,067
Michael Kors Hldgs. Ltd.*	347	14,657
Mohawk Industries, Inc.*	104	18,906
Netflix, Inc.*	736	75,999
Newell Rubbermaid, Inc.	498	19,776
News Corp.	230	2,949
News Corp. Cl A	696	8,784
NIKE, Inc. Cl B	1,188	146,088
Nordstrom, Inc.	244	17,497

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

O’Reilly Automotive, Inc.*	171	42,750
Omnicom Group, Inc.	445	29,326
Priceline Group Inc.*	89	110,081
Pulte Homes, Inc.	582	10,982
PVH Corp.	135	13,762
Ralph Lauren Corp.	109	12,879
Ross Stores, Inc.	730	35,383
Royal Caribbean Cruises Ltd.	288	25,658
Scripps Networks Interactive, Inc. Cl A	171	8,411
Signet Jewelers Ltd.	132	17,969
Staples, Inc.	1,100	12,903
Starbucks Corp.	2,591	147,272
Starwood Hotels & Resorts	296	19,678
Target Corp.	1,097	86,290
TEGNA, Inc.	386	8,643
Tiffany & Co.	191	14,749
Time Warner Cable, Inc.	493	88,429
Time Warner, Inc.	1,438	98,863
TJX Cos., Inc.	1,184	84,561
Tractor Supply Co.	243	20,490
TripAdvisor, Inc.*	217	13,675
Twenty-First Century Fox, Inc.	785	21,250
Twenty-First Century Fox, Inc. Cl A	2,173	58,628
Under Armour, Inc. Cl A*	322	31,163
Urban Outfitters, Inc.*	203	5,964
V.F. Corp.	595	40,585
Viacom, Inc. Cl B	607	26,192
Whirlpool Corp.	145	21,353
Wyndham Worldwide Corp.	199	14,308
Wynn Resorts Ltd.	131	6,959
Yum! Brands, Inc.	749	59,883

		3,865,667

CONSUMER STAPLES (9.5%)
Altria Group, Inc.	3,449	187,626
Archer-Daniels-Midland Co.	1,044	43,274
Brown-Forman Corp. Cl B	188	18,217
Campbell Soup Co.	296	15,001
Clorox Co.	214	24,723
Coca-Cola Co.	6,821	273,659
Coca-Cola Enterprises, Inc.	373	18,035
Colgate-Palmolive Co.	1,579	100,203
ConAgra Foods, Inc.	781	31,638
Constellation Brands, Inc. Cl A	304	38,064
Costco Wholesale Corp.	762	110,162
CVS Health Corp.	1,947	187,847
Dr. Pepper Snapple Group, Inc.	350	27,668
Estee Lauder Cos., Inc. Cl A	386	31,142
General Mills, Inc.	1,064	59,722
Hershey Co.	262	24,073
Hormel Foods Corp.	246	15,574
J.M. Smucker Co.	182	20,764
Kellogg Co.	442	29,415
Keurig Green Mountain, Inc.	213	11,106
Kimberly-Clark Corp.	643	70,113
Kraft Heinz Co.	1,038	73,262
Kroger Co.	1,710	61,680
McCormick & Co., Inc.	220	18,080
Mead Johnson Nutrition Co.	363	25,555
Molson Coors Brewing Co. Cl B	293	24,325
Mondelez International, Inc. Cl A	2,797	117,110
Monster Beverage Corp.*	269	36,353
PepsiCo, Inc.	2,569	242,257

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Philip Morris Int’l., Inc.	2,713	215,222
Proctor & Gamble Co.	4,734	340,564
Reynolds American, Inc.	1,434	63,483
Sysco Corp.	998	38,892
Tyson Foods, Inc. Cl A	557	24,007
Wal-Mart Stores, Inc.	2,755	178,634
Walgreens Boots Alliance, Inc.	1,513	125,730
Whole Foods Market, Inc.	649	20,541

		2,943,721

ENERGY (6.6%)
Anadarko Petroleum Corp.	911	55,015
Apache Corp.	682	26,707
Baker Hughes, Inc.	789	41,060
Cabot Oil & Gas Corp.	767	16,767
Cameron International Corp.*	331	20,297
Chesapeake Energy Corp.	730	5,351
Chevron Corp.	3,308	260,935
Cimarex Energy Co.	172	17,627
Columbia Pipeline Group, Inc.	538	9,840
ConocoPhillips	2,166	103,881
CONSOL Energy, Inc.	462	4,528
Devon Energy Corp.	686	25,444
Diamond Offshore Drilling, Inc.	144	2,491
Ensco PLC Cl A	385	5,421
EOG Resources, Inc.	971	70,689
EQT Corp.	248	16,063
Exxon Mobil Corp.	7,318	544,093
FMC Technologies, Inc.*	363	11,253
Halliburton Co.	1,462	51,682
Helmerich & Payne, Inc.	183	8,649
Hess Corp.	400	20,024
Kinder Morgan, Inc.	3,160	87,469
Marathon Oil Corp.	1,146	17,648
Marathon Petroleum Corp.	967	44,801
Murphy Oil Corp.	332	8,034
National Oilwell Varco, Inc.	708	26,656
Newfield Exploration Co.*	268	8,817
Noble Energy, Inc.	748	22,575
Occidental Petroleum Corp.	1,354	89,567
ONEOK, Inc.	343	11,045
Phillips 66	844	64,853
Pioneer Natural Resources Co.	271	32,964
Range Resources Corp.	326	10,471
Schlumberger Ltd.	2,202	151,872
Southwestern Energy Co.*	619	7,855
Spectra Energy Corp.	1,189	31,235
Tesoro Corp.	225	21,879
Transocean Ltd.	608	7,855
Valero Energy Corp.	858	51,566
Williams Cos., Inc.	1,185	43,667

		2,058,646

FINANCIALS (17.8%)
ACE Ltd.	574	59,352
Affiliated Managers Group, Inc.*	102	17,441
Aflac, Inc.	740	43,016
Allstate Corp.	679	39,545
American Express Co.	1,473	109,193
American Int'l. Group, Inc.	2,260	128,413
American Tower Corp.	735	64,665
Ameriprise Financial, Inc.	308	33,612
Aon PLC	502	44,482
Apartment Investment & Management Co. Cl A	249	9,218

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Assurant, Inc.	120	9,481
AvalonBay Communities, Inc.	229	40,034
Bank of America Corp.	18,366	286,136
Bank of New York Mellon Corp.	1,945	76,147
BB&T Corp.	1,371	48,808
Berkshire Hathaway, Inc. Cl B*	3,282	427,973
BlackRock, Inc.	223	66,336
Boston Properties, Inc.	279	33,034
Capital One Financial Corp.	942	68,314
CBRE Group, Inc.*	548	17,536
Charles Schwab Corp.	2,105	60,119
Chubb Corp.	404	49,551
Cincinnati Financial Corp.	284	15,279
Citigroup, Inc.	5,234	259,659
CME Group, Inc.	600	55,644
Comerica, Inc.	300	12,330
Crown Castle Int’l. Corp.	585	46,139
Discover Financial Svcs.	752	39,096
E*Trade Financial Corp.*	463	12,191
Equinix, Inc.	96	26,246
Equity Residential	625	46,950
Essex Property Trust, Inc.	109	24,353
Fifth Third Bancorp	1,439	27,211
Franklin Resources, Inc.	700	26,082
General Growth Pptys., Inc.	1,054	27,372
Genworth Financial, Inc.*	624	2,883
Goldman Sachs Group, Inc.	704	122,327
Hartford Financial Svcs. Group, Inc.	746	34,152
HCP, Inc.	852	31,737
Host Hotels & Resorts, Inc.	1,263	19,968
Hudson City Bancorp, Inc.	985	10,017
Huntington Bancshares, Inc.	1,461	15,487
Intercontinental Exchange, Inc.	198	46,528
Invesco Ltd.	741	23,141
Iron Mountain, Inc.	307	9,523
iShares Core S&P 500 ETF	3,337	643,073
JPMorgan Chase & Co.	6,464	394,110
KeyCorp	1,403	18,253
Kimco Realty Corp.	756	18,469
Legg Mason, Inc.	208	8,655
Leucadia National Corp.	591	11,974
Lincoln National Corp.	444	21,072
Loews Corp.	506	18,287
M&T Bank Corp.	232	28,292
Marsh & McLennan Cos., Inc.	910	47,520
McGraw-Hill Financial, Inc.	491	42,472
MetLife, Inc.	1,951	91,990
Moody’s Corp.	299	29,362
Morgan Stanley	2,654	83,601
Nasdaq, Inc.	181	9,653
Navient Corp.	720	8,093
Northern Trust Corp.	403	27,468
People’s United Financial, Inc.	599	9,422
Plum Creek Timber Co., Inc.	301	11,893
PNC Financial Svcs. Grp., Inc.	897	80,012
Principal Financial Grp., Inc.	500	23,670
Progressive Corp.	983	30,119
ProLogis, Inc.	950	36,955
Prudential Financial, Inc.	793	60,435
Public Storage	260	55,024
Realty Income Corp.	442	20,946
Regions Financial Corp.	2,360	21,264

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Simon Property Group, Inc.	539	99,025
SL Green Realty Corp	165	17,846
State Street Corp.	696	46,778
SunTrust Banks, Inc.	881	33,689
T. Rowe Price Group, Inc.	431	29,955
The Macerich Co.	236	18,130
Torchmark Corp.	213	12,013
Travelers Cos., Inc.	545	54,244
U.S. Bancorp	2,891	118,560
Unum Group	476	15,270
Ventas, Inc.	588	32,963
Vornado Realty Trust	297	26,855
Wells Fargo & Co.	8,176	419,838
Welltower, Inc.	628	42,528
Weyerhaeuser Co.	853	23,321
XL Group PLC	490	17,797
Zions Bancorporation	335	9,226

		5,536,843

HEALTH CARE (14.0%)
Abbott Laboratories	2,638	106,100
AbbVie, Inc.	2,903	157,952
Aetna, Inc.	595	65,099
Agilent Technologies, Inc.	589	20,220
Alexion Pharmaceuticals, Inc.*	399	62,400
Allergan PLC*	688	187,005
AmerisourceBergen Corp.	370	35,146
Amgen, Inc.	1,333	184,381
Anthem, Inc.	451	63,140
Bard (C.R.), Inc.	124	23,102
Baxalta, Inc.	980	30,880
Baxter International, Inc.	928	30,485
Becton, Dickinson & Co.	372	49,350
BIOGEN, Inc.*	411	119,934
Boston Scientific Corp.*	2,330	38,235
Bristol-Myers Squibb Co.	2,904	171,917
Cardinal Health, Inc.	578	44,402
Celgene Corp.*	1,370	148,193
Cerner Corp.*	520	31,179
CIGNA Corp.	448	60,489
DaVita HealthCare Partners, Inc.*	282	20,397
DENTSPLY International, Inc.	227	11,479
Edwards Lifesciences Corp.*	192	27,297
Endo International PLC*	373	25,841
Express Scripts Hldg. Co.*	1,189	96,261
Gilead Sciences, Inc.	2,579	253,232
HCA Hldgs., Inc.*	575	44,482
Humana, Inc.	259	46,361
Intuitive Surgical, Inc.*	64	29,413
Johnson & Johnson	4,827	450,600
Laboratory Corp. of America Hldgs.*	177	19,199
Lilly (Eli) & Co.	1,697	142,022
Mallinckrodt PLC*	220	14,067
McKesson Corp.	413	76,417
Medtronic PLC	2,469	165,300
Merck & Co., Inc.	4,931	243,542
Mylan N.V.*	742	29,873
Patterson Cos., Inc.	135	5,839
PerkinElmer, Inc.	190	8,732
Perrigo Co. PLC	254	39,947
Pfizer, Inc.	10,768	338,223
Quest Diagnostics, Inc.	270	16,597
Regeneron Pharmaceuticals, Inc.*	137	63,724

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Schein (Henry), Inc.*	154	20,439
St. Jude Medical, Inc.	493	31,103
Stryker Corp.	548	51,567
Tenet Healthcare Corp.*	197	7,273
Thermo Fisher Scientific, Inc.	696	85,107
UnitedHealth Group, Inc.	1,674	194,201
Universal Health Svcs., Inc. Cl B	154	19,221
Varian Medical Systems, Inc.*	156	11,510
Vertex Pharmaceuticals, Inc.*	424	44,155
Waters Corp.*	147	17,377
Zimmer Biomet Hldgs., Inc.	305	28,649
Zoetis, Inc.	803	33,068

		4,342,124

INDUSTRIALS (9.5%)
3M Co.	1,082	153,395
Allegion PLC	148	8,534
American Airlines Group, Inc.	1,179	45,781
AMETEK, Inc.	404	21,137
Boeing Co.	1,105	144,700
Caterpillar, Inc.	1,046	68,367
Cintas Corp.	141	12,091
CSX Corp.	1,699	45,703
Cummins, Inc.	287	31,162
Danaher Corp.	1,051	89,556
Deere & Co.	532	39,368
Delta Air Lines, Inc.	1,358	60,933
Dover Corp.	297	16,982
Dun & Bradstreet Corp.	58	6,090
Eaton Corp. PLC	800	41,040
Emerson Electric Co.	1,126	49,735
Equifax, Inc.	217	21,088
Expeditors Int’l. of Wash.	322	15,150
Fastenal Co.	486	17,792
FedEx Corp.	456	65,655
Flowserve Corp.	217	8,927
Fluor Corp.	277	11,731
General Dynamics Corp.	521	71,872
General Electric Co.	17,667	445,562
Grainger (W.W.), Inc.	112	24,081
Honeywell International, Inc.	1,379	130,578
Hunt (J.B.) Transport Svcs., Inc.	156	11,138
Illinois Tool Works, Inc.	572	47,081
Ingersoll-Rand PLC	439	22,288
Jacobs Engineering Group, Inc.*	237	8,871
Joy Global, Inc.	171	2,553
Kansas City Southern	192	17,449
L-3 Communications Hldgs., Inc.	142	14,842
Lockheed Martin Corp.	473	98,058
Masco Corp.	556	14,000
Nielsen Hldgs. PLC	644	28,639
Norfolk Southern Corp.	533	40,721
Northrop Grumman Corp.	321	53,270
PACCAR, Inc.	640	33,389
Parker Hannifin Corp.	236	22,963
Pentair PLC	295	15,057
Pitney Bowes, Inc.	294	5,836
Precision Castparts Corp.	239	54,901
Quanta Services, Inc.*	373	9,030
Raytheon Co.	517	56,487
Republic Services, Inc.	446	18,375
Robert Half Int’l., Inc.	235	12,023
Robinson (C.H.) Worldwide, Inc.	267	18,097

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Rockwell Automation, Inc.	233	23,643
Rockwell Collins, Inc.	216	17,677
Roper Technologies, Inc.	171	26,796
Ryder System, Inc.	111	8,218
Snap-on, Inc.	97	14,641
Southwest Airlines Co.	1,159	44,088
Stanley Black & Decker, Inc.	270	26,185
Stericycle, Inc.*	154	21,454
Textron, Inc.	455	17,126
The ADT Corp.	288	8,611
Tyco International PLC	763	25,530
Union Pacific Corp.	1,510	133,499
United Continental Hldgs., Inc*	650	34,483
United Parcel Service, Inc. Cl B	1,221	120,500
United Rentals, Inc.*	180	10,809
United Technologies Corp.	1,455	129,480
Waste Management, Inc.	731	36,411
Xylem, Inc.	280	9,198

		2,960,427

INFORMATION TECHNOLOGY (19.4%)
Accenture Ltd. Cl A	1,086	106,710
Activision Blizzard, Inc.	884	27,307
Adobe Systems, Inc.*	881	72,436
Akamai Technologies, Inc.*	332	22,928
Alliance Data Systems Corp.*	108	27,970
Altera Corp.	541	27,093
Amphenol Corp. Cl A	522	26,601
Analog Devices, Inc.	533	30,067
Apple, Inc.	9,982	1,101,015
Applied Materials, Inc.	2,087	30,658
Autodesk, Inc.*	388	17,126
Automatic Data Processing, Inc.	801	64,368
Avago Technologies Ltd.	450	56,255
Broadcom Corp. Cl A	978	50,299
CA, Inc.	548	14,960
Cisco Systems, Inc.	8,892	233,415
Citrix Systems, Inc.*	288	19,953
Cognizant Technology Solutions*	1,070	66,993
Computer Sciences Corp.	247	15,161
Corning, Inc.	2,215	37,921
eBay, Inc.*	1,979	48,367
Electronic Arts, Inc.*	556	37,669
EMC Corp.	3,384	81,757
F5 Networks, Inc.*	129	14,938
Facebook, Inc. Cl A*	3,950	355,105
Fidelity Nat’l. Information Svcs., Inc.	484	32,467
First Solar, Inc.*	132	5,643
Fiserv, Inc.*	417	36,116
FLIR Systems, Inc.	214	5,990
Google, Inc. Cl A*	505	322,377
Google, Inc. Cl C*	519	315,545
Harris Corp.	205	14,996
Hewlett-Packard Co.	3,153	80,748
Int’l. Business Machines Corp.	1,570	227,603
Intel Corp.	8,295	250,011
Intuit, Inc.	495	43,931
Juniper Networks, Inc.	588	15,117
KLA-Tencor Corp.	297	14,850
Lam Research Corp.	294	19,207
Linear Technology Corp.	449	18,117
MasterCard, Inc. Cl A	1,730	155,908
Microchip Technology, Inc.	353	15,211

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Micron Technology, Inc.*	1,941	29,076
Microsoft Corp.	13,951	617,471
Motorola Solutions, Inc.	270	18,463
NetApp, Inc.	479	14,178
NVIDIA Corp.	907	22,358
Oracle Corp.	5,686	205,378
Paychex, Inc.	584	27,816
PayPal Hldgs., Inc.*	1,913	59,380
Qorvo, Inc.*	239	10,767
QUALCOMM, Inc.	2,722	146,253
Red Hat, Inc.*	301	21,636
Salesforce.com, inc.*	1,095	76,026
SanDisk Corp.	343	18,635
Seagate Technology PLC	520	23,296
Skyworks Solutions, Inc.	337	28,379
Symantec Corp.	1,192	23,208
TE Connectivity Ltd.	692	41,444
Teradata Corp.*	209	6,053
Texas Instruments, Inc.	1,819	90,077
Total System Services, Inc.	323	14,674
VeriSign, Inc.*	174	12,277
Visa, Inc. Cl A	3,400	236,844
Western Digital Corp.	389	30,902
Western Union Co.	814	14,945
Xerox Corp.	1,747	16,998
Xilinx, Inc.	425	18,020
Yahoo!, Inc.*	1,487	42,989

		6,028,452

MATERIALS (2.7%)
Air Products & Chemicals, Inc.	336	42,867
Airgas, Inc.	129	11,524
Alcoa, Inc.	2,136	20,634
Avery Dennison Corp.	153	8,655
Ball Corp.	227	14,119
CF Industries Hldgs., Inc.	405	18,185
Dow Chemical Co.	2,015	85,436
Du Pont (E.I.) de Nemours & Co.	1,587	76,493
Eastman Chemical Co.	260	16,827
Ecolab, Inc.	458	50,252
FMC Corp.	235	7,969
Freeport-McMoRan Copper & Gold, Inc.	1,986	19,244
Int'l. Flavors & Fragrances, Inc.	143	14,766
International Paper Co.	742	28,040
LyondellBasell Inds. N.V. Cl A	643	53,600
Martin Marietta Materials, Inc.	122	18,538
Monsanto Co.	819	69,893
Newmont Mining Corp.	886	14,238
Nucor Corp.	524	19,676
Owens-Illinois, Inc.*	284	5,884
PPG Industries, Inc.	486	42,617
Praxair, Inc.	491	50,013
Sealed Air Corp.	360	16,877
Sherwin-Williams Co.	134	29,853
Sigma-Aldrich Corp.	217	30,146
The Mosaic Co.	560	17,422
Vulcan Materials Co.	242	21,586
WestRock Co.	483	24,867

		830,221

TELECOMMUNICATION SERVICES (2.3%)
AT&T, Inc.	10,706	348,801
CenturyLink, Inc.	945	23,738
Frontier Communications Corp.	1,762	8,370

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Level 3 Communications, Inc.*	533	23,287
Verizon Communications, Inc.	7,091	308,529

		712,725

UTILITIES (3.0%)
AES Corp.	1,098	10,749
AGL Resources, Inc.	200	12,208
Ameren Corp.	449	18,979
American Electric Power Co., Inc.	864	49,127
CenterPoint Energy, Inc.	829	14,955
CMS Energy Corp.	447	15,788
Consolidated Edison, Inc.	510	34,094
Dominion Resources, Inc.	1,046	73,617
DTE Energy Co.	310	24,915
Duke Energy Corp.	1,221	87,839
Edison International	588	37,085
Entergy Corp.	328	21,353
Eversource Energy	570	28,853
Exelon Corp.	1,457	43,273
FirstEnergy Corp.	766	23,983
NextEra Energy, Inc.	803	78,333
NiSource, Inc.	517	9,590
NRG Energy, Inc.	655	9,727
Pepco Hldgs., Inc.	386	9,349
PG&E Corp.	837	44,194
Pinnacle West Capital Corp.	195	12,507
PPL Corp.	1,173	38,580
Public Svc. Enterprise Group, Inc.	897	37,818
SCANA Corp.	230	12,940
Sempra Energy	425	41,106
Southern Co.	1,589	71,028
TECO Energy, Inc.	452	11,870
WEC Energy Group, Inc.	552	28,825
Xcel Energy, Inc.	894	31,657

		934,342

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $26,127,519) 97.3%		30,213,168

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.3%)
U.S. Treasury Bill (1)	A-1+	0.13	12/31/15	500,000	499,836
U.S. Treasury Bill (1)	A-1+	0.17	12/31/15	200,000	199,915

					699,751

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $699,751) 2.3%					699,751

TOTAL INVESTMENTS (Cost: $26,827,270) 99.6%					30,912,919

OTHER NET ASSETS 0.4%					132,625

NET ASSETS 100.0%					$31,045,544

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.1%)
Aaron’s, Inc.	815	29,430
Abercrombie & Fitch Co. Cl A	874	18,520
AMC Networks, Inc. Cl A*	738	53,999
American Eagle Outfitters, Inc.	2,192	34,261
Apollo Education Group, Inc.*	1,266	14,002
Ascena Retail Group, Inc.*	2,043	28,418
Big Lots, Inc.	628	30,094
Brinker International, Inc.	729	38,396
Brunswick Corp.	1,138	54,499
Buffalo Wild Wings, Inc.*	232	44,876
Cabela’s, Inc.*	608	27,725
Cable One, Inc.*	57	23,907
Carter’s, Inc.	652	59,097
Cheesecake Factory, Inc.	554	29,894
Chico’s FAS, Inc.	1,692	26,615
Cinemark Hldgs., Inc.	1,295	42,075
Cracker Barrel Old Country Store, Inc.	295	43,448
CST Brands, Inc.	949	31,943
Dana Hldg. Corp.	2,023	32,125
Deckers Outdoor Corp.*	393	22,818
Devry Education Group Inc.	699	19,020
Dick’s Sporting Goods, Inc.	1,175	58,292
Domino’s Pizza, Inc.	679	73,271
DreamWorks Animation SKG Cl A*	901	15,722
Dunkin’ Brands Group, Inc.	1,164	57,036
Foot Locker, Inc.	1,720	123,788
Gentex Corp.	3,589	55,630
Graham Hldgs. Co. Cl B	56	32,312
Guess?, Inc.	824	17,601
HSN, Inc.	383	21,923
International Speedway Corp. Cl A	345	10,943
Jack in the Box, Inc.	440	33,898
Jarden Corp.*	2,432	118,876
Kate Spade & Co.*	1,548	29,582
KB Home	1,111	15,054
Live Nation Entertainment, Inc.*	1,828	43,945
LKQ Corp.*	3,777	107,116
MDC Hldgs., Inc.	451	11,807
Meredith Corp.	460	19,587
Murphy USA, Inc.*	513	28,189
New York Times Co. Cl A	1,533	18,105
NVR, Inc.*	48	73,211
Office Depot, Inc.*	5,999	38,514
Panera Bread Co. Cl A*	303	58,603
Penney (J.C.) Co., Inc.*	3,849	35,757
Polaris Industries, Inc.	762	91,341
Rent-A-Center, Inc.	645	15,641
Service Corp. International	2,469	66,910
Skechers U.S.A., Inc. Cl A*	532	71,331
Sotheby’s	746	23,857
Tempur Sealy Int’l., Inc.*	767	54,787
The Wendy’s Co.	2,867	24,800
Thor Industries, Inc.	547	28,335
Time, Inc.	1,402	26,708
Toll Brothers, Inc.*	2,000	68,480
TRI Pointe Group, Inc.*	1,817	23,785

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Tupperware Brands Corp.	614	30,387
Vista Outdoor, Inc.*	778	34,567
Wiley (John) & Sons, Inc. Cl A	625	31,269
Williams-Sonoma, Inc.	1,043	79,633

		2,475,755

CONSUMER STAPLES (4.2%)
Avon Products, Inc.	5,444	17,693
Boston Beer Co., Inc. Cl A*	116	24,431
Casey’s General Stores, Inc.	485	49,916
Church & Dwight Co., Inc.	1,617	135,666
Dean Foods Co.	1,165	19,246
Edgewell Personal Care Co.	771	62,914
Energizer Hldgs., Inc.	749	28,994
Flowers Foods, Inc.	2,311	57,174
Hain Celestial Group, Inc.*	1,272	65,635
Ingredion, Inc.	876	76,484
Lancaster Colony Corp.	243	23,688
Post Hldgs., Inc.*	734	43,379
SUPERVALU, Inc.*	3,247	23,313
Tootsie Roll Industries, Inc.	245	7,666
TreeHouse Foods, Inc.*	528	41,073
United Natural Foods, Inc.*	628	30,464
WhiteWave Foods Co. Cl A*	2,165	86,925

		794,661

ENERGY (3.3%)
Atwood Oceanics, Inc.	667	9,878
California Resources Corp.	4,084	10,618
Denbury Resources, Inc.	4,430	10,809
Dril-Quip, Inc.*	469	27,305
Energen Corp.	986	49,162
Gulfport Energy Corp.*	1,374	40,780
Helix Energy Solutions Group*	1,246	5,968
HollyFrontier Corp.	2,342	114,383
Nabors Industries Ltd.	3,545	33,500
Noble Corp. PLC	2,959	32,283
Oceaneering Int’l., Inc.	1,221	47,961
Oil States International, Inc.*	664	17,350
Patterson-UTI Energy, Inc.	1,872	24,598
QEP Resources, Inc.	1,969	24,672
Rowan Companies PLC Cl A	1,606	25,937
SM Energy Co.	868	27,811
Superior Energy Services, Inc.	1,877	23,707
Western Refining, Inc.	865	38,164
World Fuel Services Corp.	895	32,041
WPX Energy, Inc.*	2,866	18,973

		615,900

FINANCIALS (29.7%)
Alexander & Baldwin, Inc.	587	20,152
Alexandria Real Estate Equities, Inc.	893	75,610
Alleghany Corp.*	197	92,218
American Campus Communities, Inc.	1,389	50,337
American Financial Group, Inc.	889	61,261
Aspen Insurance Hldgs. Ltd.	770	35,782
Associated Banc-Corp.	1,906	34,251
BancorpSouth, Inc.	1,042	24,768
Bank of Hawaii Corp.	550	34,920
Bank of the Ozarks, Inc.	958	41,922
Berkley (W.R.) Corp.	1,204	65,461
BioMed Realty Trust, Inc.	2,450	48,951
Brown & Brown, Inc.	1,471	45,557
Camden Property Trust	1,062	78,482

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Care Capital Pptys., Inc.	1,017	33,490
Cathay General Bancorp	952	28,522
CBOE Holdings, Inc.	1,033	69,294
City National Corp.	596	52,484
CNO Financial Group, Inc.	2,376	44,693
Commerce Bancshares, Inc.	990	45,104
Communications Sales & Leasing*	1,503	26,904
Corporate Office Pptys. Trust	1,123	23,617
Corrections Corp. of America	1,438	42,479
Cullen/Frost Bankers, Inc.	698	44,379
Douglas Emmett, Inc.	1,746	50,145
Duke Realty Corp.	4,294	81,801
East West Bancorp, Inc.	1,797	69,041
Eaton Vance Corp.	1,465	48,960
Endurance Specialty Hldgs. Ltd.	759	46,322
Equity One, Inc.	924	22,490
Everest Re Group Ltd.	545	94,470
Extra Space Storage, Inc.	1,503	115,971
Federal Realty Investment Trust	852	116,255
Federated Investors, Inc. Cl B	1,169	33,784
First American Financial Corp.	1,346	52,588
First Horizon National Corp.	2,911	41,278
First Niagara Financial Group, Inc.	4,373	44,648
FirstMerit Corp.	2,014	35,587
Fulton Financial Corp.	2,219	26,850
Gallagher (Arthur J.) & Co.	2,172	89,660
Hancock Hldg. Co.	975	26,374
Hanover Insurance Group, Inc.	545	42,347
HCC Insurance Hldgs., Inc.	1,178	91,260
Highwoods Properties, Inc.	1,183	45,841
Home Properties, Inc.	723	54,044
Hospitality Properties Trust	1,903	48,679
International Bancshares Corp.	682	17,070
iShares Core S&P Mid-Cap ETF	6,279	857,776
Janus Capital Group, Inc.	1,887	25,663
Jones Lang LaSalle, Inc.	555	79,792
Kemper Corp.	585	20,691
Kilroy Realty Corp.	1,131	73,696
Lamar Advertising Co. Cl A	995	51,919
LaSalle Hotel Propertie	1,412	40,087
Liberty Property Trust	1,836	57,852
Mack-Cali Realty Corp.	1,129	21,316
Mercury General Corp.	436	22,022
Mid-America Apt. Communities, Inc.	931	76,221
MSCI, Inc. Cl A	1,206	71,709
National Retail Pptys., Inc.	1,668	60,498
New York Community Bancorp, Inc.	5,448	98,391
Old Republic Int’l. Corp.	2,947	46,091
Omega Healthcare Investors, Inc.	1,974	69,386
PacWest Bancorp	1,245	53,298
Potlatch Corp.	482	13,877
Primerica, Inc.	632	28,484
Prosperity Bancshares, Inc.	815	40,025
Raymond James Financial, Inc.	1,589	78,862
Rayonier, Inc.	1,537	33,922
Regency Centers Corp.	1,176	73,088
Reinsurance Grp. of America, Inc.	827	74,918
RenaissanceRe Hldgs. Ltd.	569	60,496
SEI Investments Co.	1,732	83,534
Senior Housing Pptys. Trust	2,884	46,721
Signature Bank*	628	86,388

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

SLM Corp.*	5,295	39,183
Sovran Self Storage, Inc.	442	41,681
StanCorp Financial Group, Inc.	522	59,612
Stifel Financial Corp.*	871	36,669
SVB Financial Group*	634	73,252
Synovus Financial Corp.	1,658	49,077
Tanger Factory Outlet Centers, Inc.	1,174	38,707
Taubman Centers, Inc.	752	51,948
TCF Financial Corp.	2,144	32,503
Trustmark Corp.	832	19,277
UDR, Inc.	3,222	111,095
Umpqua Hldgs. Corp.	2,680	43,684
Urban Edge Pptys.	1,125	24,289
Valley National Bancorp	2,960	29,126
Waddell & Reed Financial, Inc. Cl A	1,051	36,543
Washington Federal, Inc.	1,188	27,027
Webster Financial Corp.	1,134	40,404
Weingarten Realty Investors	1,431	47,380
WisdomTree Investments, Inc.	1,452	23,421
WP Glimcher, Inc.	2,335	27,226

		5,614,930

HEALTH CARE (8.8%)
Akorn, Inc.*	993	28,305
Align Technology, Inc.*	898	50,970
Allscripts Healthcare Solutions, Inc.*	2,380	29,512
Bio-Rad Laboratories, Inc. Cl A*	253	33,980
Bio-Techne Corp.	453	41,884
Catalent, Inc.*	1,241	30,156
Centene Corp.*	1,475	79,989
Charles River Laboratories Int’l., Inc.*	588	37,350
Community Health Systems, Inc.*	1,457	62,316
Cooper Companies, Inc.	600	89,316
Halyard Health, Inc.*	575	16,353
Health Net, Inc.*	965	58,112
Hill-Rom Hldgs., Inc.	695	36,133
Hologic, Inc.*	3,015	117,977
IDEXX Laboratories, Inc.*	1,140	84,645
LifePoint Health, Inc.*	541	38,357
MEDNAX, Inc.*	1,171	89,921
Mettler-Toledo Int’l., Inc.*	343	97,666
Molina Healthcare, Inc.*	501	34,494
Owens & Minor, Inc.	765	24,434
PAREXEL International Corp.*	694	42,972
ResMed, Inc.	1,754	89,384
Sirona Dental Systems, Inc.*	690	64,405
STERIS Corp.	732	47,558
Teleflex, Inc.	515	63,968
Thoratec Corp.*	679	42,954
United Therapeutics Corp.*	560	73,494
VCA Inc.*	995	52,387
WellCare Health Plans, Inc.*	542	46,710
West Pharmaceutical Svcs, Inc.	879	47,571

		1,653,273

INDUSTRIALS (14.2%)
Acuity Brands, Inc.	540	94,813
AECOM*	1,855	51,031
AGCO Corp.	940	43,832
Alaska Air Group, Inc.	1,571	124,816
B/E Aerospace, Inc.	1,299	57,026
Carlisle Cos., Inc.	804	70,254
CEB, Inc.	416	28,429

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

CLARCOR, Inc.	630	30,038
Clean Harbors, Inc.*	665	29,240
Con-way, Inc.	706	33,500
Copart, Inc.*	1,331	43,790
Crane Co.	598	27,873
Deluxe Corp.	610	34,001
Donaldson Co., Inc.	1,562	43,861
Donnelley (R.R.) & Sons Co.	2,532	36,866
Esterline Technologies Corp.*	375	26,959
Fortune Brands Home & Security, Inc.	1,987	94,323
FTI Consulting, Inc.*	529	21,959
GATX Corp.	520	22,958
Genesee & Wyoming, Inc. Cl A*	670	39,584
Graco, Inc.	703	47,122
Granite Construction, Inc.	499	14,805
HNI Corp.	536	22,994
Hubbell, Inc. Cl B	634	53,858
Huntington Ingalls Industries, Inc.	594	63,647
IDEX Corp.	940	67,022
ITT Corp.	1,100	36,773
JetBlue Airways Corp*	3,856	99,369
KBR, Inc.	1,771	29,505
Kennametal, Inc.	971	24,168
Kirby Corp.*	679	42,064
KLX, Inc.*	639	22,838
Landstar System, Inc.	548	34,782
Lennox International, Inc.	502	56,892
Lincoln Electric Hldgs., Inc.	859	45,037
Manpowergroup, Inc.	952	77,959
Miller (Herman), Inc.	714	20,592
MSA Safety, Inc.	379	15,149
MSC Industrial Direct Co., Inc. Cl A	603	36,801
Nordson Corp.	715	45,002
NOW, Inc.*	1,344	19,891
Old Dominion Freight Line, Inc.*	871	53,131
Orbital ATK, Inc.	733	52,681
Oshkosh Corp.	968	35,167
Regal Beloit Corp.	564	31,838
Rollins, Inc.	1,184	31,814
Smith (A.O.) Corp.	935	60,953
Teledyne Technologies, Inc.*	433	39,100
Terex Corp.	1,322	23,717
Timken Co.	901	24,768
Toro Co.	678	47,826
Towers Watson & Co. Cl A	855	100,360
Trinity Industries, Inc.	1,877	42,552
Triumph Group, Inc.	590	24,827
Valmont Industries, Inc.	292	27,708
Wabtec Corp.	1,187	104,515
Waste Connections, Inc.	1,527	74,182
Watsco, Inc.	313	37,084
Werner Enterprises, Inc.	528	13,253
Woodward, Inc.	690	28,083

		2,684,982

INFORMATION TECHNOLOGY (15.3%)
3D Systems Corp.*	1,328	15,338
ACI Worldwide, Inc.*	1,448	30,582
Acxiom Corp.*	1,003	19,819
Advanced Micro Devices, Inc.*	7,861	13,521
ANSYS, Inc.*	1,120	98,717
ARRIS Group, Inc.*	1,641	42,617

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Arrow Electronics, Inc.*	1,151	63,627
Atmel Corp.	5,263	42,472
Avnet, Inc.	1,655	70,635
Belden, Inc.	516	24,092
Broadridge Financial Solutions, Inc.	1,472	81,475
Cadence Design Systems, Inc.*	3,552	73,455
CDK Global, Inc.	1,975	94,366
Ciena Corp.*	1,566	32,448
Cognex Corp	1,066	36,638
CommVault Systems, Inc.*	525	17,829
Convergys Corp.	1,216	28,102
CoreLogic, Inc.*	1,079	40,171
Cree, Inc.*	1,311	31,766
Cypress Semiconductor Corp.	4,149	35,349
Diebold, Inc.	817	24,322
DST Systems, Inc.	417	43,843
FactSet Research Systems, Inc.	508	81,183
Fair Isaac Corp.	380	32,110
Fairchild Semiconductor Int'l., Inc.*	1,474	20,695
FEI Company	521	38,054
Fortinet, Inc.*	1,788	75,954
Gartner, Inc.*	1,019	85,525
Global Payments, Inc.	802	92,013
Henry (Jack) & Associates, Inc.	994	69,192
Ingram Micro, Inc. Cl A	1,913	52,110
Integrated Device Technology, Inc.*	1,835	37,251
InterDigital, Inc.	427	21,606
Intersil Corp. Cl A	1,606	18,790
IPG Photonics Corp.*	455	34,566
Jabil Circuit, Inc.	2,424	54,225
Keysight Technologies, Inc.*	2,123	65,473
Knowles Corp.*	1,142	21,047
Leidos Hldgs., Inc.	775	32,015
Lexmark International, Inc. Cl A	757	21,938
Manhattan Associates, Inc.*	921	57,378
MAXIMUS, Inc.	829	49,375
Mentor Graphics Corp.	1,268	31,231
National Instruments Corp.	1,240	34,460
NCR Corp.*	1,982	45,091
NetScout Systems, Inc.*	1,232	43,576
NeuStar, Inc. Cl A*	665	18,095
Plantronics, Inc.	427	21,713
Polycom, Inc.*	1,623	17,009
PTC, Inc.*	1,394	44,246
Rackspace Hosting, Inc.*	1,490	36,773
Rovi Corp.*	1,013	10,626
Science Applications Int'l. Corp.	519	20,869
Silicon Laboratories, Inc.*	512	21,268
SolarWinds, Inc.*	814	31,941
Solera Hldgs., Inc.	828	44,712
SunEdison, Inc.*	3,930	28,217
Synaptics, Inc.*	460	37,932
Synopsys, Inc.*	1,925	88,897
Tech Data Corp.*	426	29,181
Teradyne, Inc.	2,601	46,844
Trimble Navigation Ltd.*	3,205	52,626
Tyler Technologies, Inc.*	421	62,860
Ultimate Software Group, Inc.*	353	63,191
VeriFone Systems, Inc.*	1,389	38,517
Vishay Intertechnology, Inc.	1,674	16,221
WEX, Inc.*	481	41,770
Zebra Technologies Corp. Cl A*	633	48,456

		2,898,006

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

MATERIALS (6.3%)
Albemarle Corp.	1,403	61,872
Allegheny Technologies, Inc.	1,400	19,852
AptarGroup, Inc.	771	50,855
Ashland, Inc.	831	83,615
Bemis Co., Inc.	1,187	46,970
Cabot Corp.	770	24,301
Carpenter Technology Corp.	620	18,457
Commercial Metals Co.	1,385	18,767
Compass Minerals Int’l., Inc.	420	32,915
Cytec Industries, Inc.	882	65,136
Domtar Corp.	774	27,671
Eagle Materials, Inc.	634	43,378
Greif, Inc. Cl A	326	10,403
Louisiana-Pacific Corp.*	1,731	24,649
Minerals Technologies, Inc.	427	20,564
NewMarket Corp.	128	45,696
Olin Corp.	927	15,583
Packaging Corp. of America	1,207	72,613
PolyOne Corp.	1,079	31,658
Reliance Steel & Aluminum Co.	921	49,743
Royal Gold, Inc.	815	38,289
RPM International, Inc.	1,634	68,448
Scotts Miracle-Gro Co. Cl A	573	34,850
Sensient Technologies Corp.	556	34,083
Silgan Hldgs., Inc.	493	25,656
Sonoco Products Co.	1,263	47,666
Steel Dynamics, Inc.	3,019	51,866
The Chemours Co.	2,274	14,713
United States Steel Corp.	1,826	19,027
Valspar Corp.	919	66,058
Worthington Industries, Inc.	548	14,511

		1,179,865

TELECOMMUNICATION SERVICES (0.2%)
Telephone & Data Systems, Inc.	1,138	28,404

UTILITIES (4.7%)
Alliant Energy Corp.	1,401	81,944
Aqua America, Inc.	2,145	56,778
Atmos Energy Corp.	1,236	71,910
Black Hills Corp.	534	22,076
Cleco Corp.	732	38,972
Great Plains Energy, Inc.	1,876	50,690
Hawaiian Electric Industries, Inc.	1,319	37,842
Idacorp, Inc.	610	39,473
MDU Resources Group	2,357	40,540
National Fuel Gas Co.	1,051	52,529
OGE Energy Corp.	2,441	66,786
ONE Gas, Inc.	635	28,785
PNM Resources, Inc.	998	27,994
Questar Corp.	2,126	41,266
Talen Energy Corp.*	757	7,646
UGI Corp.	2,115	73,644
Vectren Corp.	1,013	42,556
Westar Energy, Inc.	1,749	67,232
WGL Hldgs., Inc.	610	35,179

		883,842

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $16,771,248) 99.8%		18,829,618

TOTAL INVESTMENTS (Cost: $16,771,248) 99.8%		18,829,618

OTHER NET ASSETS 0.2%		31,253

NET ASSETS 100.0%		$18,860,871

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.0%)
Bassett Furniture Industries, Inc.	6,136	170,888
Carmike Cinemas, Inc.*	1,589	31,923
CST Brands, Inc.	1,721	57,929
Diamond Resorts Int'l., Inc.*	8,906	208,306
Eros International PLC*	418	11,365
FTD Companies, Inc.*	1,232	36,714
Houghton Mifflin Harcourt Co.*	6,791	137,925
Intrawest Resorts Hldgs., Inc.*	3,707	32,103
Ruby Tuesday, Inc.*	8,593	53,363
Select Comfort Corp.*	3,294	72,073
Stage Stores, Inc.	2,220	21,845
The Men's Wearhouse, Inc.	2,055	87,379
Vista Outdoor, Inc.*	691	30,701

		952,514

CONSUMER STAPLES (2.8%)
Crimson Wine Group Ltd.*	10,026	90,735
Farmer Brothers Co.*	2,891	78,780
Vector Group Ltd.	3,057	69,109

		238,624

ENERGY (3.2%)
Abraxas Petroleum Corp.*	9,730	12,454
C&J Energy Services Ltd.*	2,110	7,427
Carrizo Oil and Gas, Inc.*	1,189	36,312
Matrix Service Co.*	973	21,863
PBF Energy, Inc.	4,984	140,698
PDC Energy, Inc.*	1,090	57,781

		276,535

FINANCIALS (39.0%)
Agree Realty Corp.	639	19,074
Alexander’s, Inc.	85	31,790
Ashford Hospitality Prime, Inc.	1,846	25,898
Ashford Hospitality Trust, Inc.	2,983	18,196
Aspen Insurance Hldgs. Ltd.	1,678	77,977
BancFirst Corp.	1,219	76,919
Bank of Marin Bancorp	991	47,558
Banner Corp.	1,987	94,919
Brookline Bancorp, Inc.	7,523	76,283
Bryn Mawr Bank Corp.	2,202	68,416
Charter Financial Corp.	3,633	46,066
Chatham Lodging Trust	3,063	65,793
Chesapeake Lodging Trust	2,917	76,017
Colony Capital, Inc. Cl A	2,440	47,726
Columbia Banking System, Inc.	800	24,968
Customers Bancorp, Inc.*	3,124	80,287
Dime Community Bancshares	3,524	59,556
Eagle Bancorp, Inc.*	1,259	57,285
Easterly Acquisition Corp.*	6,670	67,034
Easterly Government Pptys.	4,370	69,702
EastGroup Properties, Inc.	501	27,144
Ellington Financial LLC	6,533	116,810
Enterprise Financial Svcs. Corp.	2,301	57,916
Equity Lifestyle Properties, Inc.	1,283	75,145
FBR & Co.	1,007	20,563
FelCor Lodging Trust, Inc.	11,891	84,069
First Connecticut Bancorp, Inc.	1,226	19,763
First Interstate BancSytem, Inc.	2,410	67,094
Flushing Financial Corp.	2,126	42,563

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Forest City Enterprises, Inc. Cl A*	5,365	107,997
Glacier Bancorp, Inc.	2,838	74,895
Hanmi Financial Corp.	1,590	40,068
Highwoods Properties, Inc.	2,318	89,823
Investors Bancorp, Inc.	7,273	89,749
iShares Russell 2000 Value ETF	950	85,595
Janus Capital Group, Inc.	3,189	43,370
Marlin Business Svcs. Corp.	2,852	43,892
MB Financial, Inc.	1,523	49,711
Northfield Bancorp, Inc.	5,509	83,792
Pace Hldgs. Corp.*	6,530	66,933
Parkway Properties, Inc.	2,740	42,634
Pennsylvania REIT	3,320	65,836
PrivateBancorp, Inc.	2,423	92,874
Prosperity Bancshares, Inc.	1,081	53,088
Selective Insurance Group, Inc.	1,889	58,672
Sovran Self Storage, Inc.	445	41,964
Stock Yards Bancorp, Inc.	2,836	103,089
SVB Financial Group*	1,257	145,234
Symetra Financial Corp.	5,853	185,189
Terreno Realty Corp.	2,218	43,562
The GEO Group, Inc.	1,632	48,536
UMB Financial Corp.	759	38,565
Urstadt Biddle Pptys., Inc. Cl A	1,792	33,582

		3,371,181

HEALTH CARE (4.4%)
Albany Molecular Research, Inc.*	1,717	29,910
Amsurg Corp.*	420	32,638
Computer Programs & Systems, Inc.	315	13,271
Emergent Biosolutions, Inc.*	720	20,513
Ensign Group, Inc.	507	21,613
Harvard Bioscience, Inc.*	9,196	34,761
Kindred Healthcare, Inc.	1,568	24,696
Pacific Biosciences of CA, Inc.*	4,529	16,576
QLT, Inc.*	13,422	35,703
Rigel Pharmaceuticals, Inc.*	3,290	8,126
Supernus Pharmaceuticals, Inc.*	5,817	81,613
Universal American Corp.*	3,506	23,981
Wright Medical Group, Inc.*	1,672	35,145

		378,546

INDUSTRIALS (12.1%)
Alaska Air Group, Inc.	1,523	121,002
AZZ, Inc.	2,328	113,350
Blount International, Inc.*	3,069	17,094
Deluxe Corp.	1,383	77,088
Encore Wire Corp.	2,313	75,566
EnPro Industries, Inc.	561	21,974
Miller Industries, Inc.	5,542	108,291
Mueller Industries, Inc.	6,991	206,794
Old Dominion Freight Line, Inc.*	1,534	93,574
Orbital ATK, Inc.	1,525	109,602
Steelcase, Inc.	3,611	66,479
Uti Worldwide, Inc.*	7,564	34,719

		1,045,533

INFORMATION TECHNOLOGY (9.1%)
Aerohive Networks, Inc.*	4,997	29,882
Anixter International, Inc.*	621	35,881
CalAmp Corp.*	2,962	47,659
Cirrus Logic, Inc.*	698	21,994
Imation Corp.*	6,675	14,218
LogMeIn, Inc.*	772	52,620
MaxLinear, Inc. Cl A*	2,280	28,363

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

MKS Instruments, Inc.	1,487	49,859
Nanometrics, Inc.*	1,794	21,779
Nova Measuring Instruments Ltd.*	2,874	27,648
Perficient, Inc.*	1,581	24,395
Plexus Corp.*	838	32,330
Proofpoint, Inc.*	1,468	88,550
QLogic Corp.*	3,762	38,561
Richardson Electronics Ltd.	12,249	72,147
Rogers Corp.*	825	43,874
SYNNEX Corp.	1,057	89,908
Xura, Inc.*	2,780	62,216

		781,884

MATERIALS (4.4%)
Boise Cascade Co.*	1,645	41,487
Kaiser Aluminum Corp.	2,218	177,995
Kraton Performance Polymers, Inc.*	2,816	50,406
Schnitzer Steel Industries, Inc. Cl A	1,438	19,471
Silgan Hldgs., Inc.	1,651	85,918

		375,277

TELECOMMUNICATION SERVICES (0.9%)
Consolidated Comms. Hldgs., Inc.	1,815	34,975
IDT Corp. Cl B	308	4,404
ORBCOMM, Inc.*	6,922	38,625

		78,004

UTILITIES (5.2%)
Avista Corp.	2,324	77,273
Black Hills Corp.	898	37,123
Idacorp, Inc.	1,450	93,830
Northwest Natural Gas Co.	999	45,794
NorthWestern Corp.	1,063	57,221
PNM Resources, Inc.	2,657	74,529
Portland General Electric Co.	1,682	62,184

		447,954

TOTAL COMMON STOCKS (Cost: $7,275,866) 92.1%		7,946,052

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.2%)
FHLB	A-1+	0.17	11/09/15	100,000	99,982

COMMERCIAL PAPER (5.8%)
Toyota Motor Credit Corp.	A-1+	0.18	10/08/15	500,000	499,982

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $599,964) 7.0%					599,964

TOTAL INVESTMENTS (Cost: $7,875,830) 99.1%					8,546,016

OTHER NET ASSETS 0.9%					82,804

NET ASSETS 100.0%					$8,628,820

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (16.6%)
2U, Inc.*	1,126	40,423
Carmike Cinemas, Inc.*	2,726	54,755
CST Brands, Inc.	3,534	118,956
Diamond Resorts Int’l., Inc.*	3,059	71,559
Drew Industries, Inc.	755	41,214
Eros International PLC*	1,617	43,977
Five Below, Inc.*	1,802	60,504
Haverty Furniture Cos., Inc.	3,255	76,432
Houghton Mifflin Harcourt Co.*	2,248	45,661
HSN, Inc.	580	33,205
Intrawest Resorts Hldgs., Inc.*	3,227	27,949
Panera Bread Co. Cl A*	217	41,970
Performance Sports Group Ltd.*	3,808	51,103
Popeyes Louisiana Kitchen, Inc.*	894	50,358
Red Robin Gourmet Burgers, Inc.*	745	56,449
Select Comfort Corp.*	2,974	65,060
Sotheby’s	603	19,278
Steve Madden Ltd.*	2,000	73,225
The Men’s Wearhouse, Inc.	1,422	60,468
Vista Outdoor, Inc.*	595	26,436

		1,058,982

CONSUMER STAPLES (1.9%)
Boston Beer Co., Inc. Cl A*	107	22,535
Village Super Market, Inc. Cl A	1,519	35,854
WD-40 Co.	735	65,466

		123,855

ENERGY (1.1%)
Matador Resources Co.*	2,025	41,999
Synergy Resources Corp.*	3,152	30,889

		72,888

FINANCIALS (9.6%)
Bank of the Ozarks, Inc.	690	30,194
Chesapeake Lodging Trust	1,214	31,637
Heritage Financial Corp.	2,410	45,356
Investors Bancorp, Inc.	5,475	67,560
iShares Micro-Cap ETF	265	18,463
iShares Russell 2000 Growth ETF	1,000	133,975
Pinnacle Financial Partners, Inc.	535	26,434
QTS Realty Trust, Inc.	1,360	59,418
Sabra Health Care REIT, Inc.	2,016	46,722
Safety Insurance Group, Inc.	1,382	74,840
Silvercrest Asset Mgmt. Group, Inc. Cl A	1,450	15,669
Starwood Property Trust, Inc.	1,398	28,689
Stifel Financial Corp.*	884	37,200

		616,157

HEALTH CARE (23.2%)
Abiomed, Inc.*	945	87,635
Acadia Healthcare Co., Inc.*	820	54,341
ACADIA Pharmaceuticals, Inc.*	1,127	37,270
Acceleron Pharma, Inc.*	625	15,563
Acorda Therapeutics, Inc.*	942	24,959
Agios Pharmaceuticals, Inc.*	240	16,942
Aimmune Therapeutics, Inc.*	605	15,319
Albany Molecular Research, Inc.*	885	15,418
Alnylam Pharmaceuticals, Inc.*	304	24,429
Anacor Pharmaceuticals, Inc.*	375	44,141
Ani Pharmaceuticals, Inc.*	445	17,598
Anika Therapeutics, Inc.*	1,005	31,999

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

BioSpecifics Technologies Corp.*	793	34,540
Cambrex Corp.*	498	19,761
Cardiovascular Systems, Inc.*	915	14,494
Catalent, Inc.*	752	18,274
Cepheid, Inc.*	790	35,717
Clovis Oncology, Inc.*	250	22,990
DexCom, Inc.*	716	61,476
Dyax Corp.*	1,222	23,328
Emergent Biosolutions, Inc.*	2,181	62,137
Ensign Group, Inc.	905	38,572
Entellus Medical, Inc.*	365	6,577
Exact Sciences Corp.*	1,808	32,530
GW Pharmaceuticals PLC ADR*	119	10,846
Insulet Corp.*	1,096	28,384
Intersect ENT, Inc.*	730	17,082
Karyopharm Therapeutics, Inc.*	800	8,422
Kite Pharma, Inc.*	230	12,806
Lannett Co., Inc.*	533	22,130
Medicines Co.*	654	24,822
Medidata Solutions, Inc.*	819	34,492
Neogen Corp.*	643	28,929
Neurocrine Biosciences, Inc.*	1,040	41,382
NuVasive, Inc.*	310	14,948
Omeros Corp.*	1,682	18,436
Omnicell, Inc.*	1,700	52,858
Pacira Pharmaceuticals, Inc.*	336	13,801
PAREXEL International Corp.*	709	43,920
PTC Therapeutics, Inc.*	255	6,809
Radius Health, Inc.*	452	31,328
Sarepta Therapeutics, Inc.*	835	26,809
Sorrento Therapeutics, Inc.*	1,870	15,689
STAAR Surgical Co.*	3,056	23,715
Supernus Pharmaceuticals, Inc.*	3,720	52,194
Team Health Hldgs., Inc.*	974	52,631
TESARO, Inc.*	305	12,231
Ultragenyx Pharmaceutical, Inc.*	475	45,747
WellCare Health Plans, Inc.*	802	69,116
Wright Medical Group, Inc.*	690	14,504

		1,480,041

INDUSTRIALS (11.8%)
Allegiant Travel Co.	369	79,866
Astronics Corp.*	1,928	77,958
AZZ, Inc.	1,407	68,517
CEB, Inc.	598	40,840
Covenant Transport, Inc. Cl A*	1,815	32,616
EnPro Industries, Inc.	944	36,980
Forward Air Corp.	885	36,719
Generac Hldgs., Inc.*	925	27,833
Healthcare Svcs. Group, Inc.	1,812	61,071
Miller (Herman), Inc.	990	28,552
Mueller Water Products, Inc. Cl A	6,022	46,129
Sun Hydraulics Corp.	1,632	44,817
Teledyne Technologies, Inc.*	571	51,534
The Advisory Board Co.*	1,397	63,619
Trex Co., Inc.*	1,655	55,164

		752,215

INFORMATION TECHNOLOGY (23.9%)
Ambarella, Inc.*	789	45,596
ARRIS Group, Inc.*	1,500	38,955
Blackhawk Network Hldgs., Inc.*	981	41,563
CalAmp Corp.*	2,986	48,046

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Cavium, Inc.*	1,019	62,524
Cognex Corp	496	17,048
comScore, Inc.*	1,226	56,557
Cornerstone OnDemand, Inc.*	545	17,985
CyberArk Software Ltd.*	528	26,474
DTS, Inc.*	940	25,098
Envestnet, Inc.*	518	15,524
Euronet Worldwide, Inc.*	430	31,859
FARO Technologies, Inc.*	1,491	52,185
Globant SA*	1,132	34,628
Guidewire Software, Inc.*	621	32,626
Hortonworks, Inc.*	595	13,025
Imperva, Inc.*	1,120	73,312
j2 Global, Inc.	576	40,810
LogMeIn, Inc.*	919	62,625
Manhattan Associates, Inc.*	870	54,201
MAXIMUS, Inc.	702	41,817
MaxLinear, Inc. Cl A*	4,889	60,824
Monolithic Power Systems, Inc.	1,407	72,038
NeuStar, Inc. Cl A*	1,785	48,570
New Relic, Inc.*	860	32,775
Nimble Storage, Inc.*	1,617	39,002
Paycom Software, Inc.*	830	29,805
Proofpoint, Inc.*	1,242	74,947
Qlik Technologies, Inc.*	1,910	69,612
Rogers Corp.*	852	45,315
Ruckus Wireless, Inc.*	4,576	54,363
Synaptics, Inc.*	290	23,913
Synchronoss Technologies, Inc.*	755	24,764
Tyler Technologies, Inc.*	375	55,991
Verint Systems, Inc.*	648	27,957
Virtusa Corp.*	633	32,479

		1,524,813

MATERIALS (2.5%)
A. Schulman, Inc.	1,568	50,897
Calgon Carbon Corp.	2,040	31,783
Ferro Corp.*	3,505	38,380
PolyOne Corp.	1,224	35,909

		156,969

TELECOMMUNICATION SERVICES (2.2%)
inContact, Inc.*	7,548	56,685
ORBCOMM, Inc.*	5,708	31,851
Shenandoah Telecommunications Co.	1,183	50,640

		139,176

UTILITIES (1.1%)
Northwest Natural Gas Co.	1,575	72,198

TOTAL COMMON STOCKS (Cost: $5,652,108) 93.9%		5,997,294

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.1%)
U.S. Treasury Bill	A-1+	0.17	12/31/15	200,000	199,915

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $199,915) 3.1%					199,915

TOTAL INVESTMENTS (Cost: $5,852,023) 97.0%					6,197,209

OTHER NET ASSETS 3.0%					192,769

NET ASSETS 100.0%					$6,389,978

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (8.7%)
U.S. Treasury Note	AA+	2.13	05/15/25	150,000	150,902
U.S. Treasury Strip	AA+	0.00	08/15/28	835,000	606,140
U.S. Treasury Strip	AA+	0.00	08/15/29	1,045,000	732,823

					1,489,865

U.S. GOVERNMENT AGENCIES (30.7%)
MORTGAGE-BACKED OBLIGATIONS (27.8%)
FHARM	AA+	2.36	02/01/36	7,481	7,954
FHARM	AA+	2.37	05/01/37	5,398	5,676
FHARM	AA+	2.40	04/01/37	7,029	7,419
FHARM	AA+	2.42	04/01/37	5,376	5,737
FHARM	AA+	4.53	09/01/39	9,949	10,540
FHARM	AA+	5.79	03/01/37	2,326	2,470
FHLMC	AA+	2.50	09/01/27	71,050	73,145
FHLMC	AA+	3.00	06/01/27	37,928	39,498
FHLMC	AA+	3.00	08/01/27	57,573	59,956
FHLMC	AA+	3.00	11/01/42	58,952	59,848
FHLMC	AA+	3.00	04/01/43	72,760	73,931
FHLMC	AA+	3.50	05/01/42	107,163	111,984
FHLMC	AA+	3.50	01/01/43	82,299	85,724
FHLMC	AA+	3.50	04/01/43	124,701	129,890
FHLMC	AA+	3.50	07/01/45	99,675	104,409
FHLMC	AA+	4.00	02/01/25	10,829	11,596
FHLMC	AA+	4.00	03/01/41	49,675	53,046
FHLMC	AA+	4.00	07/01/41	52,260	56,269
FHLMC	AA+	4.00	11/01/42	48,625	51,814
FHLMC	AA+	4.00	01/01/44	131,754	141,138
FHLMC	AA+	4.00	06/01/45	84,514	90,482
FHLMC	AA+	4.50	03/01/34	23,166	25,173
FHLMC	AA+	4.50	08/01/34	10,498	11,408
FHLMC	AA+	4.50	02/01/44	59,004	64,019
FHLMC	AA+	5.00	02/01/26	4,866	5,327
FHLMC	AA+	5.50	03/01/21	6,168	6,642
FHLMC	AA+	5.50	07/01/32	8,779	9,768
FHLMC	AA+	5.50	05/01/33	8,599	9,561
FHLMC	AA+	5.50	06/01/37	24,770	27,433
FHLMC	AA+	6.00	07/15/29	6,506	7,422
FHLMC	AA+	6.00	03/15/32	6,768	7,559
FHLMC Strip	AA+	3.00	01/15/43	86,691	89,213
FNMA	AA+	2.42	05/01/43	86,694	88,421
FNMA	AA+	3.00	09/01/29	75,591	79,010
FNMA	AA+	3.00	09/01/33	104,263	108,334
FNMA	AA+	3.00	12/01/42	82,112	82,625
FNMA	AA+	3.00	02/01/43	47,768	48,460
FNMA	AA+	3.00	03/01/43	39,455	40,128
FNMA	AA+	3.00	09/01/43	132,482	134,650
FNMA	AA+	3.50	03/25/28	64,051	67,671
FNMA	AA+	3.50	03/01/32	70,767	74,901
FNMA	AA+	3.50	09/01/32	97,560	103,255
FNMA	AA+	3.50	08/01/38	63,604	66,835
FNMA	AA+	3.50	10/01/41	55,178	57,751
FNMA	AA+	3.50	12/01/41	66,804	69,919
FNMA	AA+	3.50	04/01/42	79,509	83,362
FNMA	AA+	3.50	08/01/42	93,912	98,200
FNMA	AA+	3.50	10/01/42	70,284	73,496
FNMA	AA+	3.50	01/01/44	26,805	27,689
FNMA	AA+	4.00	05/01/19	7,532	7,881
FNMA	AA+	4.00	07/25/26	90,228	100,188
FNMA	AA+	4.00	01/01/31	113,512	122,351
FNMA	AA+	4.00	11/01/40	51,662	55,257
FNMA	AA+	4.00	05/01/41	50,138	53,218
FNMA	AA+	4.50	05/01/18	2,075	2,151
FNMA	AA+	4.50	05/01/19	3,047	3,162
FNMA	AA+	4.50	05/01/30	19,613	21,382
FNMA	AA+	4.50	04/01/31	25,581	27,966
FNMA	AA+	4.50	08/01/33	8,962	9,755
FNMA	AA+	4.50	08/01/33	5,486	5,969

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

FNMA	AA+	4.50	09/01/33	23,218	25,271
FNMA	AA+	4.50	05/01/34	5,159	5,613
FNMA	AA+	4.50	06/01/34	9,486	10,339
FNMA	AA+	4.50	08/01/35	14,204	15,483
FNMA	AA+	4.50	12/01/35	12,588	13,698
FNMA	AA+	4.50	05/01/39	18,651	20,459
FNMA	AA+	4.50	05/01/39	32,946	36,262
FNMA	AA+	4.50	05/01/40	27,405	29,758
FNMA	AA+	5.00	04/01/18	4,026	4,183
FNMA	AA+	5.00	09/01/18	3,388	3,521
FNMA	AA+	5.00	10/01/20	5,736	5,963
FNMA	AA+	5.00	06/01/33	16,714	18,497
FNMA	AA+	5.00	09/01/33	13,961	15,455
FNMA	AA+	5.00	10/01/33	16,844	18,805
FNMA	AA+	5.00	11/01/33	24,996	27,670
FNMA	AA+	5.00	03/01/34	4,298	4,753
FNMA	AA+	5.00	04/01/34	7,381	8,239
FNMA	AA+	5.00	04/01/34	3,222	3,565
FNMA	AA+	5.00	04/01/35	9,722	10,857
FNMA	AA+	5.00	06/01/35	5,658	6,231
FNMA	AA+	5.00	09/01/35	7,953	8,757
FNMA	AA+	5.00	11/25/35	24,239	26,828
FNMA	AA+	5.00	10/01/36	9,158	10,095
FNMA	AA+	5.00	05/01/39	25,463	28,147
FNMA	AA+	5.00	06/01/40	20,994	23,222
FNMA	AA+	5.50	04/01/17	121	124
FNMA	AA+	5.50	05/01/17	52	53
FNMA	AA+	5.50	06/01/17	380	381
FNMA	AA+	5.50	09/01/19	2,215	2,342
FNMA	AA+	5.50	08/01/25	7,360	8,296
FNMA	AA+	5.50	01/01/27	3,280	3,658
FNMA	AA+	5.50	09/01/33	6,587	7,501
FNMA	AA+	5.50	10/01/33	19,133	21,591
FNMA	AA+	5.50	03/01/34	1,465	1,634
FNMA	AA+	5.50	03/01/34	6,500	7,386
FNMA	AA+	5.50	07/01/34	5,590	6,318
FNMA	AA+	5.50	09/01/34	21,964	24,824
FNMA	AA+	5.50	09/01/34	22,573	25,384
FNMA	AA+	5.50	09/01/34	3,654	4,127
FNMA	AA+	5.50	10/01/34	4,444	5,007
FNMA	AA+	5.50	02/01/35	6,635	7,422
FNMA	AA+	5.50	02/01/35	10,566	12,023
FNMA	AA+	5.50	04/01/35	11,265	12,691
FNMA	AA+	5.50	08/01/35	12,750	14,270
FNMA	AA+	5.50	11/01/35	10,443	11,657
FNMA	AA+	5.50	06/01/37	11,557	13,028
FNMA	AA+	5.50	11/01/38	4,500	4,890
FNMA	AA+	5.50	06/01/48	5,584	6,055
FNMA	AA+	6.00	04/01/23	6,461	7,283
FNMA	AA+	6.00	01/01/25	15,946	17,967
FNMA	AA+	6.00	03/01/28	7,750	8,731
FNMA	AA+	6.00	04/01/32	1,366	1,541
FNMA	AA+	6.00	04/01/32	1,144	1,297
FNMA	AA+	6.00	05/01/32	1,399	1,596
FNMA	AA+	6.00	05/01/33	16,867	19,078
FNMA	AA+	6.00	09/01/34	9,060	10,213
FNMA	AA+	6.00	10/01/34	16,260	18,598
FNMA	AA+	6.00	11/01/34	2,497	2,815
FNMA	AA+	6.00	12/01/36	7,864	8,916
FNMA	AA+	6.00	01/01/37	8,437	9,621
FNMA	AA+	6.00	05/01/37	2,453	2,680
FNMA	AA+	6.00	07/01/37	4,156	4,694
FNMA	AA+	6.00	08/01/37	5,542	6,241
FNMA	AA+	6.00	12/01/37	1,508	1,700
FNMA	AA+	6.00	10/25/44	17,110	20,177
FNMA	AA+	6.00	02/25/47	16,115	18,288
FNMA	AA+	6.00	12/25/49	14,653	17,088
FNMA	AA+	6.50	09/01/16	42	42
FNMA	AA+	6.50	03/01/17	206	210
FNMA	AA+	6.50	05/01/17	68	68

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

FNMA	AA+	6.50	06/01/17	1,267	1,298
FNMA	AA+	6.50	05/01/32	1,702	1,944
FNMA	AA+	6.50	05/01/32	821	938
FNMA	AA+	6.50	07/01/32	872	996
FNMA	AA+	6.50	07/01/34	7,742	8,876
FNMA	AA+	6.50	09/01/34	6,219	7,288
FNMA	AA+	6.50	09/01/36	3,578	4,052
FNMA	AA+	6.50	05/01/37	9,530	11,126
FNMA	AA+	6.50	09/01/37	4,248	5,100
FNMA	AA+	6.50	05/01/38	3,919	4,684
FNMA	AA+	7.00	09/01/31	1,033	1,180
FNMA	AA+	7.00	04/01/32	2,506	3,068
FNMA	AA+	7.00	01/25/44	22,687	25,911
FNMA	AA+	7.50	06/01/31	411	478
FNMA	AA+	7.50	02/01/32	1,354	1,648
FNMA	AA+	7.50	06/01/32	427	538
FNMA	AA+	8.00	04/01/32	113	121
FNMA Strip	AA+	3.00	08/25/42	79,286	80,569
GNMA (2)	AA+	3.50	09/20/33	17,363	17,612
GNMA (2)	AA+	4.00	08/15/41	54,983	59,253
GNMA (2)	AA+	4.00	11/15/41	22,240	24,111
GNMA (2)	AA+	4.00	01/15/42	63,644	68,097
GNMA (2)	AA+	4.00	03/20/42	49,715	53,185
GNMA (2)	AA+	4.50	04/20/31	31,364	34,059
GNMA (2)	AA+	4.50	10/15/40	46,339	51,142
GNMA (2)	AA+	4.50	06/20/41	35,693	38,387
GNMA (2)	AA+	4.50	10/20/43	53,060	57,669
GNMA (2)	AA+	5.00	10/15/24	54,630	60,994
GNMA (2)	AA+	5.00	06/20/39	56,528	61,883
GNMA (2)	AA+	5.00	11/15/39	28,089	31,177
GNMA (2)	AA+	5.00	06/20/40	31,849	34,497
GNMA (2)	AA+	5.50	01/15/36	16,916	19,009
GNMA (2)	AA+	6.50	04/15/31	223	255
GNMA (2)	AA+	6.50	10/15/31	921	1,073
GNMA (2)	AA+	6.50	12/15/31	218	250
GNMA (2)	AA+	6.50	05/15/32	447	513
GNMA (2)	AA+	7.00	05/15/31	784	936
GNMA (2)	AA+	7.00	05/15/32	51	52
GNMA (2)	AA+	7.00	10/20/38	561	624
Vendee Mortgage Trust (2)	AA+	5.25	01/15/32	35,030	38,910

					4,734,718

NON-MORTGAGE-BACKED OBLIGATIONS (2.9%)
FHLMC	AA+	0.00	11/29/19	200,000	184,880
FNMA	AA+	0.00	10/09/19	325,000	301,805

					486,685

CORPORATE DEBT (59.9%)
CONSUMER DISCRETIONARY (9.7%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	80,000	84,514
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	75,000	83,731
AutoZone, Inc.	BBB	4.00	11/15/20	50,000	53,113
Brinker International, Inc.	BBB-	3.88	05/15/23	10,000	9,784
Dollar General Corp.	BBB-	3.25	04/15/23	85,000	81,000
Expedia, Inc.	BBB-	5.95	08/15/20	65,000	72,046
Family Dollar Stores, Inc.	BB+	5.00	02/01/21	85,000	88,698
Harman Int’l. Industries, Inc.	BBB-	4.15	05/15/25	75,000	74,586
Home Depot, Inc.	A	5.40	03/01/16	50,000	50,997
Hyatt Hotels Corp.	BBB	5.38	08/15/21	65,000	70,764
Kohl’s Corp.	BBB	3.25	02/01/23	30,000	29,039
Kohl’s Corp.	BBB	4.00	11/01/21	50,000	51,661
Lowe’s Cos., Inc.	A-	3.12	04/15/22	75,000	76,538
Marriott International, Inc.	BBB	3.00	03/01/19	85,000	86,884
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	75,000	82,585
NVR, Inc.	BBB+	3.95	09/15/22	85,000	86,855
O’Reilly Automotive, Inc.	BBB+	3.80	09/01/22	75,000	76,823
Omnicom Group, Inc.	BBB+	3.63	05/01/22	10,000	10,118
Omnicom Group, Inc.	BBB+	4.45	08/15/20	75,000	81,001
Staples, Inc.	BBB-	4.38	01/12/23	85,000	83,535
Tupperware Brands Corp.	BBB-	4.75	06/01/21	100,000	104,617
Viacom, Inc.	BBB	3.25	03/15/23	50,000	45,732
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	85,000	82,689
Wynn Las Vegas LLC	BB+	5.38	03/15/22	85,000	78,306

					1,645,616

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

CONSUMER STAPLES (3.2%)
Avon Products, Inc.	B+	4.20	07/15/18	75,000	63,188
Church & Dwight Co., Inc.	BBB+	2.88	10/01/22	50,000	49,375
CVS Health Corp.	BBB+	6.13	08/15/16	50,000	52,250
Edgewell Personal Care Co.	BB+	4.70	05/19/21	75,000	76,765
Ingredion, Inc.	BBB	4.63	11/01/20	65,000	69,554
Kroger Co.	BBB	2.95	11/01/21	30,000	30,064
Molson Coors Brewing Co.	BBB+	3.50	05/01/22	95,000	94,410
Sysco Corp.	A-	2.60	06/12/22	55,000	53,263
Sysco Corp.	A-	3.75	10/01/25	50,000	50,526

					539,395

ENERGY (4.1%)
Cameron International Corp.	BBB+	4.50	06/01/21	75,000	80,246
Energen Corp.	BB	4.63	09/01/21	85,000	77,350
EQT Corp.	BBB	4.88	11/15/21	85,000	86,547
FMC Technologies, Inc.	BBB	2.00	10/01/17	85,000	84,755
Marathon Petroleum Corp.	BBB	5.13	03/01/21	65,000	70,829
Murphy Oil Corp.	BBB	2.50	12/01/17	65,000	63,464
Noble Corp.	BBB	7.50	03/15/19	50,000	52,423
Rowan Companies PLC	BBB-	4.88	06/01/22	85,000	63,348
Seacor Hldgs., Inc.	BB-	7.38	10/01/19	50,000	51,375
Sunoco, Inc.	BBB-	5.75	01/15/17	20,000	20,749
Weatherford Int'l. Ltd.	BBB-	5.50	02/15/16	50,000	50,603

					701,689

FINANCIALS (14.4%)
Aflac, Inc.	A-	4.00	02/15/22	80,000	85,317
Alleghany Corp.	BBB+	5.63	09/15/20	75,000	84,172
American Tower Corp.	BBB-	4.50	01/15/18	85,000	89,416
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	85,000	82,593
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	50,000	59,271
Block Financial LLC	BBB	5.25	10/01/25	50,000	50,070
Block Financial LLC	BBB	5.50	11/01/22	30,000	31,937
Boston Properties LP	A-	3.85	02/01/23	65,000	66,577
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	92,717
CNA Financial Corp.	BBB	6.50	08/15/16	50,000	52,252
Erac USA Finance Co.†	BBB+	6.38	10/15/17	40,000	43,681
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	20,000	21,328
First Republic Bank	A-	2.38	06/17/19	85,000	85,296
First Tennessee Bank	BBB-	2.95	12/01/19	75,000	75,807
Genworth Financial, Inc.	BB-	7.20	02/15/21	50,000	50,000
Goldman Sachs Group, Inc.	A-	3.63	01/22/23	25,000	25,326
Government Pptys. Income Trust	BBB-	3.75	08/15/19	20,000	20,509
Harley-Davidson Financial Svcs.†	A-	2.70	03/15/17	65,000	66,269
Hartford Financial Svcs.	BBB+	5.50	03/30/20	20,000	22,500
Healthcare Realty Trust	BBB-	3.75	04/15/23	85,000	83,207
Hospitality Properties Trust	BBB-	5.00	08/15/22	85,000	89,957
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	85,000	87,736
Lincoln National Corp.	A-	4.85	06/24/21	20,000	21,988
Markel Corp.	BBB+	5.35	06/01/21	40,000	44,830
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	75,000	82,724
Moody's Corp.	BBB+	4.50	09/01/22	50,000	52,690
Moody's Corp.	BBB+	5.50	09/01/20	20,000	22,611
Morgan Stanley	BBB+	4.88	11/01/22	50,000	53,271
National Retail Pptys., Inc.	BBB+	3.30	04/15/23	30,000	29,195
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	50,000	50,679
Pacific LifeCorp.†	BBB+	6.00	02/10/20	65,000	73,387
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	85,000	87,392
Protective Life Corp.	A-	7.38	10/15/19	65,000	76,663
Prudential Financial, Inc.	A	4.50	11/16/21	20,000	22,069
Raymond James Financial, Inc.	BBB	4.25	04/15/16	75,000	76,230
Reckson Operating Partnership	BBB-	6.00	03/31/16	85,000	86,859
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	75,000	82,318
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	50,000	50,103
Travelers Cos., Inc.	A	3.90	11/01/20	20,000	21,632
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	65,000	70,127
Welltower, Inc.	BBB	3.63	03/15/16	20,000	20,198
Welltower, Inc.	BBB	3.75	03/15/23	10,000	9,970
Welltower, Inc.	BBB	6.13	04/15/20	50,000	57,150

					2,458,024

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

HEALTH CARE (6.6%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	85,000	92,488
Allergan, Inc.	BBB-	5.75	04/01/16	50,000	51,076
AmerisourceBergen Corp.	A-	4.88	11/15/19	40,000	44,186
Anthem, Inc.	A	4.35	08/15/20	50,000	53,622
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	93,012
Biogen Idec, Inc.	A-	6.88	03/01/18	50,000	56,013
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	85,000	86,753
Hospira, Inc.	AA-	6.05	03/30/17	75,000	80,092
Laboratory Corp. of America	BBB	3.75	08/23/22	85,000	86,302
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	80,000	84,006
Owens & Minor, Inc.	BBB	3.88	09/15/21	85,000	85,756
PerkinElmer, Inc.	BBB	5.00	11/15/21	85,000	91,466
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	85,000	92,310
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	85,000	91,833
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	25,000	24,753

					1,113,668

INDUSTRIALS (5.6%)
Crane Co.	BBB	2.75	12/15/18	90,000	90,804
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	85,000	86,308
Equifax, Inc.	BBB+	3.30	12/15/22	85,000	85,428
Flowserve Corp.	BBB	3.50	09/15/22	65,000	64,360
Harsco Corp.	BB	5.75	05/15/18	85,000	85,319
Hunt (J.B.) Transport Svcs., Inc.	BBB+	3.30	08/15/22	75,000	75,610
Kennametal, Inc.	BBB	2.65	11/01/19	85,000	85,258
L-3 Communications Corp.	BBB-	4.75	07/15/20	75,000	78,480
Pentair PLC	BBB	5.00	05/15/21	75,000	79,439
Pitney Bowes, Inc.	BBB	5.25	01/15/37	75,000	76,852
Southwest Airlines Co.	BBB	2.75	11/06/19	85,000	86,614
Textron, Inc.	BBB	4.63	09/21/16	50,000	51,445

					945,917

INFORMATION TECHNOLOGY (6.6%)
Adobe Systems, Inc.	A-	4.75	02/01/20	85,000	93,471
Applied Materials, Inc.	A-	3.90	10/01/25	100,000	99,662
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	85,000	86,918
Avnet, Inc.	BBB-	5.88	06/15/20	80,000	89,085
eBay, Inc.	BBB+	2.88	08/01/21	75,000	73,127
Fiserv, Inc.	BBB	4.75	06/15/21	85,000	92,626
Ingram Micro, Inc.	BBB-	5.00	08/10/22	25,000	25,849
Ingram Micro, Inc.	BBB-	5.25	09/01/17	55,000	58,109
Lam Research Corp.	BBB	2.75	03/15/20	75,000	73,515
Lexmark International, Inc.	BBB-	5.13	03/15/20	10,000	10,444
Lexmark International, Inc.	BBB-	6.65	06/01/18	75,000	82,922
Symantec Corp.	BBB	4.20	09/15/20	85,000	88,065
Tech Data Corp.	BBB-	3.75	09/21/17	85,000	87,170
Total System Services, Inc.	BBB+	3.75	06/01/23	85,000	83,139
Western Union Co.	BBB	5.93	10/01/16	85,000	88,704

					1,132,806

MATERIALS (6.5%)
Albemarle Corp.	BBB-	4.50	12/15/20	85,000	90,519
Alcoa, Inc.	BBB-	6.75	07/15/18	85,000	91,375
Carpenter Technology Corp.	BBB	4.45	03/01/23	85,000	83,372
Domtar Corp.	BBB-	4.40	04/01/22	85,000	86,585
Eastman Chemical Co.	BBB	4.50	01/15/21	50,000	53,836
Freeport-McMoRan Copper & Gold	BBB-	3.55	03/01/22	85,000	63,750
Geon Co.	BBB-	7.50	12/15/15	50,000	50,353
Goldcorp, Inc.	BBB+	2.13	03/15/18	85,000	84,007
Kinross Gold Corp.	BBB-	3.63	09/01/16	65,000	64,537
Kinross Gold Corp.	BBB-	5.13	09/01/21	20,000	17,454
Methanex Corp.	BBB-	3.25	12/15/19	85,000	84,838
Newmont Mining Corp.	BBB	3.50	03/15/22	85,000	76,291
Packaging Corp. of America	BBB	3.90	06/15/22	50,000	51,110
Packaging Corp. of America	BBB	4.50	11/01/23	30,000	31,327
Southern Copper Corp.	BBB	3.50	11/08/22	85,000	81,646
Teck Resources Ltd.	BB	4.75	01/15/22	75,000	48,188
Vulcan Materials Co.	BB+	7.00	06/15/18	40,000	44,600

					1,103,788

TELECOMMUNICATION SERVICES (0.7%)
AT&T, Inc.	BBB+	3.00	06/30/22	75,000	73,170

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Verizon Communications, Inc.	BBB+	4.50	09/15/20	40,000	43,331

					116,501

UTILITIES (2.5%)
Constellation Energy	BBB-	5.15	12/01/20	50,000	54,984
Entergy Corp.	BBB-	5.13	09/15/20	85,000	91,621
Exelon Generation Co. LLC	BBB	4.25	06/15/22	30,000	30,702
National Fuel Gas Co.	BBB	4.90	12/01/21	75,000	78,878
SCANA Corp.	BBB	4.13	02/01/22	85,000	86,380
Talen Energy Supply LLC	BB-	4.60	12/15/21	30,000	24,915
Talen Energy Supply LLC	BB-	5.70	10/15/15	50,000	49,750

					417,230

TOTAL LONG-TERM DEBT SECURITIES (Cost: $16,579,200) 99.3%					16,885,902

TOTAL INVESTMENTS (Cost: $16,579,200) 99.3%					16,885,902

OTHER NET ASSETS 0.7%					114,851

NET ASSETS 100.0%					$17,000,753

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.4%)
U.S. Treasury Bill	A-1+	0.14	12/31/15	1,000,000	1,000,971

U.S. GOVERNMENT AGENCIES (27.6%)
FHLB	A-1+	0.12	10/14/15	3,200,000	3,199,861
FHLB	A-1+	0.12	10/16/15	1,100,000	1,099,945
FHLB	A-1+	0.12	10/21/15	200,000	199,987
FHLB	A-1+	0.15	10/30/15	1,285,000	1,284,845
FHLB	A-1+	0.16	10/21/15	100,000	99,991
FHLB	A-1+	0.18	11/16/15	1,300,000	1,299,701
FHLMC	A-1+	0.15	10/29/15	250,000	249,971
FNMA	A-1+	0.14	10/19/15	600,000	599,958

					8,034,259

COMMERCIAL PAPER (67.6%)
Abbott Laboratories†	A-1+	0.14	11/09/15	1,200,000	1,199,818
Air Products & Chemicals†	A-1	0.15	10/01/15	300,000	300,000
Apple, Inc.†	A-1+	0.13	10/09/15	1,200,000	1,199,965
Chevron Corp.†	A-1+	0.15	11/23/15	1,200,000	1,199,735
Coca-Cola Co.†	A-1+	0.23	10/21/15	1,200,000	1,199,847
Danaher Corp.†	A-1	0.27	10/09/15	1,150,000	1,149,931
EMC Corp.†	A-1	0.16	10/06/15	250,000	249,994
EMC Corp.†	A-1	0.16	11/16/15	500,000	499,898
EMC Corp.†	A-1	0.25	11/09/15	400,000	399,892
Emerson Electric Co.†	A-1	0.13	10/06/15	350,000	349,994
Emerson Electric Co.†	A-1	0.23	11/12/15	800,000	799,785
General Re Corp.	A-1+	0.15	10/08/15	250,000	249,993
Intercontinental Exchange, Inc.†	A-1	0.19	10/02/15	300,000	299,998
Intercontinental Exchange, Inc.†	A-1	0.20	10/05/15	350,000	349,992
Intercontinental Exchange, Inc.†	A-1	0.25	11/24/15	500,000	499,813
J.P. Morgan Securities LLC†	A-1	0.35	11/20/15	250,000	249,878
Microsoft Corp.†	A-1+	0.16	10/20/15	750,000	749,937
Nestle Capital Corp.†	A-1+	0.17	11/03/15	1,200,000	1,199,807
Ralph Lauren Corp.†	A-1	0.22	11/09/15	850,000	849,797
Simon Property Group LP†	A-1	0.25	11/09/15	1,200,000	1,199,675
Toyota Motor Credit Corp.	A-1+	0.20	10/08/15	300,000	299,988
Toyota Motor Credit Corp.	A-1+	0.20	10/09/15	900,000	899,960
Unilever Capital†	A-1	0.20	11/09/15	1,200,000	1,199,741
Wal-Mart Stores, Inc.†	A-1+	0.14	10/30/15	250,000	249,972
Wal-Mart Stores, Inc.†	A-1+	0.15	11/09/15	1,000,000	999,837
Washington Gas Light Co.	A-1	0.11	10/09/15	590,000	589,986
Wisconsin Gas Co.	A-1	0.09	10/01/15	1,200,000	1,200,000

					19,637,233

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $28,671,196) 98.6%					28,672,463

TOTAL INVESTMENTS (Cost: $28,671,196) 98.6%					28,672,463

OTHER NET ASSETS 1.4%					409,967

NET ASSETS 100.0%					$29,082,430

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2015 (Unaudited)

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

* Non-income producing security.

** Ratings as per Standard & Poor's Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the aggregate values of these securities and their percentages of the respective Funds' net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

BOND FUND	$292,057	1.7%
MONEY MARKET FUND	$16,397,306	56.4%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of September 30, 2015, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain (Loss)	Face Value of Futures as a Percentage of Total Investments

EQUITY INDEX FUND	9	E-mini S&P 500 Stock Index	P	December 2015	$858,915	($18,795)	2.8%
(a)	Includes the cumulative appreciation(depreciation) of futures contracts.

(2)	U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2015, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of September 30, 2015. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of September 30, 2015:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$5,721,553	-	-	$5,721,553
Common Stock - Active	$3,793,176	-	-	$3,793,176
	$9,514,729	-	-	$9,514,729

Equity Index Fund
Common Stock	$30,213,168	-	-	$30,213,168
Short-Term Debt Securities	-	$699,751	-	$699,751
	$30,213,168	$699,751	-	$30,912,919

Mid-Cap Equity Index Fund
Common Stock	$18,829,618	-	-	$18,829,618

Small Cap Value Fund
Common Stock	$7,946,052	-	-	$7,946,052
Short-Term Debt Securities	-	$599,964	-	$599,964
	$7,946,052	$599,964	-	$8,546,016

Small Cap Growth Fund
Common Stock	$5,997,294	-	-	$5,997,294
Short-Term Debt Securities	-	$199,915	-	$199,915
	$5,997,294	$199,915	-	$6,197,209

Bond Fund
U.S. Government Debt	-	$1,489,865	-	$1,489,865
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$4,734,718	-	$4,734,718
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$486,685	-	$486,685
Long-Term Corporate Debt	-	$10,174,634	-	$10,174,634
	-	$16,885,902	-	$16,885,902

Money Market Fund
U.S. Government Debt	-	$1,000,971	-	$1,000,971
U.S. Government Agency Short-Term Debt	-	$8,034,259	-	$8,034,259
Commercial Paper	-	$19,637,233	-	$19,637,233
	-	$28,672,463	-	$28,672,463
Other Financial Instruments:*
Equity Index Fund	($18,795)	-	-	($18,795)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

During the nine months ended September 30, 2015, there were no transfers of securities between Level 1, Level 2 or Level 3.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2015 for each of the Funds were as follows.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$2,133,657	$5,344,429	$3,549,901	$1,245,262
Unrealized Depreciation	(591,339)	(1,733,813)	(1,626,433)	(583,898)

Net	$1,542,318	$3,610,616	$1,923,468	$661,364

Tax Cost of Investments	$7,972,411	$27,302,303	$16,906,150	$7,884,652

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$843,922	$479,832	$1,267
Unrealized Depreciation	(517,670)	(173,453)	-

Net	$326,252	$306,379	$1,267

Tax Cost of Investments	$5,870,957	$16,579,523	$28,671,196

Differences between amounts reflected in the Portfolios of Investments in Securities and those computed for Federal income tax purposes arise from the Federal income tax treatment of wash sales and futures contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.	EXHIBITS.

Attached hereto.

Exhibit 99	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board, President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of Mutual of America Institutional Funds, Inc.

Date:	November 24, 2015

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Executive Vice President, Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date:	November 24, 2015